                                                       Registration No. 33-00145

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   ----------


                         POST-EFFECTIVE AMENDMENT NO. 20

                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                                   ----------

                         NATIONWIDE VLI SEPARATE ACCOUNT
                              (EXACT NAME OF TRUST)

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)


                               PATRICIA R. HATLER

                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                   ----------

This Post-Effective Amendment amends the Registration Statement in respect of the prospectus and the Financial Statements

       It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on September 20, 2000 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of rule (485)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: Modified Single Premium Variable Life Insurance Policies.


Approximate date of proposed offering: Continuously on and after September 20, 2000.


[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

================================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                                       CAPTION IN PROSPECTUS
1............................................................................Nationwide Life Insurance Company
                                                                             The Variable Account
2............................................................................Nationwide Life Insurance Company
3............................................................................Custodian of Assets
4............................................................................Distribution of The Policies
5............................................................................The Variable Account
6............................................................................Not Applicable
7............................................................................Not Applicable
8............................................................................Not Applicable
9............................................................................Legal Proceedings
10...........................................................................Information About The Policies; How
                                                                             The Cash Value Varies; Right to
                                                                             Exchange for a Fixed Benefit Policy;
                                                                             Reinstatement; Other Policy
                                                                             Provisions
11...........................................................................Investments of The Variable Account
12...........................................................................The Variable Account
13...........................................................................Policy Charges Reinstatement
14...........................................................................Underwriting and Issuance -
                                                                             Premium Payments
                                                                             Minimum Requirements for Issuance
                                                                             of a Policy
15...........................................................................Investments of the Variable Account;
                                                                             Premium Payments
16...........................................................................Underwriting and Issuance -
                                                                             Allocation of Cash Value
17...........................................................................Surrendering The Policy for Cash
18...........................................................................Reinvestment
19...........................................................................Not Applicable
20...........................................................................Not Applicable
21...........................................................................Policy Loans
22...........................................................................Not Applicable
23...........................................................................Not Applicable
24...........................................................................Not Applicable
25...........................................................................Nationwide Life Insurance Company
26...........................................................................Not Applicable
27...........................................................................Nationwide Life Insurance Company
28...........................................................................Company Management
29...........................................................................Company Management
30...........................................................................Not Applicable
31...........................................................................Not Applicable
32...........................................................................Not Applicable
33...........................................................................Not Applicable
34...........................................................................Not Applicable
35...........................................................................Nationwide Life Insurance Company
36...........................................................................Not Applicable
37...........................................................................Not Applicable

N-8B-2 ITEM                                                                       CAPTION IN PROSPECTUS
38...........................................................................Distribution of The Policies
39...........................................................................Distribution of The Policies
40...........................................................................Not Applicable
41(a)........................................................................Distribution of The Policies
42...........................................................................Not Applicable
43...........................................................................Not Applicable
44...........................................................................How The Cash Value Varies
45...........................................................................Not Applicable
46...........................................................................How The Cash Value Varies
47...........................................................................Not Applicable
48...........................................................................Custodian of Assets
49...........................................................................Not Applicable
50...........................................................................Not Applicable
51...........................................................................Summary of The Policies;
                                                                             Information About The Policies
52...........................................................................Substitution of Securities
53...........................................................................Taxation of The Company
54...........................................................................Not Applicable
55...........................................................................Not Applicable
56...........................................................................Not Applicable
57...........................................................................Not Applicable
58...........................................................................Not Applicable
59...........................................................................Financial Statements

                     SUPPLEMENT DATED SEPTEMBER 20, 2000, TO

                        PROSPECTUS DATED MAY 1, 2000, FOR

                        MODIFIED SINGLE PREMIUM VARIABLE

                             LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VLI SEPARATE ACCOUNT



THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE "SURRENDER (REDEMPTION)" PROVISION ON PAGE 15 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

          Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

2. EFFECTIVE SEPTEMBER 25, 2000: MERGER OF VAN KAMPEN LIFE INVESTMENT TRUST - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO INTO THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO.


     Effective September 25, pursuant to shareholder vote, all shares of Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio were exchanged for shares of The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio. Any assets invested in Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio at the close of business on September 22, 2000 will be exchanged for shares of The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio. The value of the shares received in the exchange equals the value of the shares held in the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio as of the close of business on September 22, 2000. This exchange of shares will not otherwise affect any contract rights. Contract owners are free to reallocate assets located in The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio pursuant to the terms of the contract.

     Following the exchange, contract owners who had assets in the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio will have assets in The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio and the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio will be terminated in accordance with Delaware state law.

3. EFFECTIVE SEPTEMBER 25, 2000, ALL REFERENCES IN YOUR PROSPECTUS TO VAN KAMPEN LIFE INVESTMENT TRUST - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO ARE DELETED AND PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUND:

         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
           o U.S. Real Estate Portfolio

4. EFFECTIVE SEPTEMBER 25, 2000, THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE ON PAGE 7 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

         (as a percentage of underlying mutual fund average net assets, after expense reimbursement)




                                                                                                     Total Underlying
                                                          Management         Other        12b-1         Mutual Fund
                                                             Fees          Expenses        Fees          Expenses
                                                          ----------       --------       -----      ----------------
               The Universal Institutional Funds,            0.75%             0.35%       0.00%           1.10%
               Inc. -- U. S. Real Estate Portfolio
                                                          ----------       --------       -----      ----------------



     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.



                                                                                                     Total Underlying
                                                          Management         Other        12b-1         Mutual Fund
                                                             Fees          Expenses        Fees          Expenses
                                                          ----------       --------       -----      ----------------
               The Universal Institutional Funds, Inc.       0.80%             0.35%       0.00%           1.15%
               Inc. -- U. S. Real Estate Portfolio
                                                          ----------       --------       -----      ----------------



5. EFFECTIVE SEPTEMBER 25, 2000, "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" ON PAGE 48 OF YOUR PROSPECTUS IS AMENDED TO READ:

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

         U. S. REAL ESTATE PORTFOLIO

         Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

                        NATIONWIDE LIFE INSURANCE COMPANY

            Modified Single Premium Variable Life Insurance Policies
               Issued by Nationwide Life Insurance Company through
                       its Nationwide VLI Separate Account

                   The date of this prospectus is May 1, 2000.

--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the policies before investing.

Please read it and keep it for future reference.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE POLICIES:

VAN KAMPEN LIFE INVESTMENT TRUST:

o   Asset Allocation Portfolio (formerly Multiple Strategy Fund)

o   Domestic Income Portfolio (formerly Domestic Strategic Income Fund)

o   Emerging Growth Portfolio

o   Enterprise Portfolio (formerly Common Stock Fund)

o   Global Equity Portfolio

o   Government Portfolio

o   Money Market Portfolio

o Morgan Stanley Real Estate Securities Portfolio (formerly Real Estate Securities Fund)

For general information or to obtain FREE copies of the:

o prospectus, annual report or semi-annual report for any underlying mutual fund; and

o   any required Nationwide forms,

call:

                   1-800-547-7548
             TDD  1-800-238-3035
or write:

             NATIONWIDE LIFE INSURANCE COMPANY
             P.O. BOX 182150
             COLUMBUS, OHIO 43218-2150


THIS POLICY IS NOT:

 o   A BANK DEPOSIT;

 o   ENDORSED BY A BANK OR GOVERNMENT AGENCY;

 o   FEDERALLY INSURED; OR

 o   AVAILABLE IN EVERY STATE.

The life insurance policies offered by this prospectus are variable life insurance policies. They provide life insurance coverage on the insured named in the policy. For policies issued in New York under a group contract, references throughout this prospectus to "policy(ies)" will mean "certificate(s)" and "policy owner(s)" will mean "certificate owner(s)." A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing of money.

In Texas the policies are titled, "Flexible Premium Variable Life Insurance Policies."

Nationwide guarantees the death benefit will never be less than the specified amount stated on the policy data page for as long as the policy is in force.

The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

It may be disadvantageous for policy owners to:

 o replace existing insurance policies with the policy described in this prospectus;

 o purchase a policy to obtain additional insurance protection if another variable life insurance policy is owned; or

 o take policy loans or withdrawals from the policy prior to attaining age 59 1/2(see "Tax Matters").

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE - The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT - An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT - An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT - All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE SINGLE PREMIUM - The single premium required to mature the policy under guaranteed mortality and expense charges with an interest rate of 6%.

SUB-ACCOUNTS - Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

MATURITY DATE - The policy anniversary on or next following the insured's 95th birthday.

NATIONWIDE - Nationwide Life Insurance Company.

SPECIFIED AMOUNT - The dollar amount used to determine the death benefit under a policy.

VALUATION PERIOD - Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT - Nationwide VLI Separate Account a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF POLICY EXPENSES.........................

UNDERLYING MUTUAL FUND ANNUAL

     EXPENSES......................................

SYNOPSIS OF THE POLICIES...........................

NATIONWIDE LIFE INSURANCE COMPANY..................

INVESTING IN THE POLICY............................
     The Variable Account and Underlying
         Mutual Funds
     Changes of Investment Policy
     Voting Rights
     Substitution of Securities
     Material Conflicts
     The Fixed Account

INFORMATION ABOUT THE POLICIES.....................
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES.....................................
     Monthly Cost of Insurance
     Annual Administrative Charge
     Surrender Charges
     Mortality and Expense Risk Charge
     Administrative Expense Charge
     Premium Expense Charge
     Income Tax

SURRENDERING THE POLICY FOR CASH...................
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE............................
     Error in Age or Sex

POLICY PROVISIONS..................................
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY............................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE....................................

POLICY LOANS.......................................
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT.........................................

POLICY OWNER SERVICES..............................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION..........................
     Calculations of the Death Benefit
     Changes in the Death Benefit
     Proceeds Payable on Death
     Incontestability
     Suicide
     Maturity Proceeds

EXCHANGE RIGHTS....................................

GRACE PERIOD.......................................
     Reinstatement

TAX MATTERS........................................
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS...............................

STATE REGULATION...................................

REPORTS TO POLICY OWNERS...........................

ADVERTISING........................................

LEGAL PROCEEDINGS..................................

EXPERTS............................................

REGISTRATION STATEMENTS............................

DISTRIBUTION OF THE POLICIES.......................

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE....................................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks.

No deductions are made from premium payments - 100% of each premium payment is applied to the cash value.

Nationwide deducts the following charges from the cash value of the policy:

  o Monthly Cost of Insurance Charge;

  o Annual Administrative Charge;(1) and

  o Surrender Charge.(2)

(1) The amount of annual administrative charge is determined by the amount of total net premium payments (see "Annual Administrative Charge"). The current guaranteed maximum charges are:

 o $135 ($120 in New York) for premiums of $10,000 but less than $25,000; and

 o $75 for net premiums of $25,000+.

(2) Surrender charges will not exceed 8.5% of the total premiums paid (see "Surrender Charges").

Nationwide deducts the following charges from the assets of the variable account:

 o Mortality and Expense Risk Charge;(3)

 o Administrative Expense Charge;(4) and

 o Premium Expense Charge.(5)

Annually, these charges are equal to:

                  POLICY         POLICY
                  YEARS 1-10     YEARS 11+
                  ----------     ---------
    CURRENT          1.30%         1.00%
                  ----------     ---------
   GUARANTEED
    MAXIMUM          1.60%         1.30%
                  ----------     ---------

(3) The mortality and expense risk charge is equal to an annual effective rate of 0.75%. It is guaranteed not to exceed 0.90% (see "Mortality and Expense Risk Charge").

(4) The administrative expense charge is equal to an annual effective rate of 0.25%. It is guaranteed not to exceed 0.40% (see "Administrative Expense Charge").

(5) The premium expense charge is deducted during the first ten policy years and is equivalent to an annual effective rate of 0.30% (see "Premium Expense Charge").

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
       (as a percentage of average net assets after expense reimbursement)

                                                          MANAGEMENT    OTHER      12b-1      TOTAL MUTUAL
                                                             FEES      EXPENSES    FEES       FUND EXPENSES
                                                          ----------   --------    -----      -------------
    Van Kampen Life Investment Trust: Asset Allocation          0.33%      0.27%    0.00%         0.60%
    Portfolio (formerly, Van Kampen Life Investment
    Trust: Multiple Strategy Fund)
                                                          ----------   --------    -----      -------------
    Van Kampen Life Investment Trust: Domestic Income           0.01%      0.60%    0.00%         0.61%
    Portfolio (formerly, Van Kampen Life Investment
    Trust: Domestic Strategic Income Fund)(1)
                                                          ----------   --------    -----      -------------
    Van Kampen Life Investment Trust: Emerging Growth           0.67%      0.18%    0.00%         0.85%
    Portfolio
                                                          ----------   --------    -----      -------------
    Van Kampen Life Investment Trust: Enterprise                0.48%      0.12%    0.00%         0.60%
    Portfolio (formerly, Van Kampen Life Investment
    Trust: Common Stock Fund)
                                                          ----------   --------    -----      -------------
    Van Kampen Life Investment Trust: Global Equity             0.00%      1.20%    0.00%         1.20%
    Portfolio
                                                          ----------   --------    -----      -------------
    Van Kampen Life Investment Trust: Government                0.36%      0.24%    0.00%         0.60%
    Portfolio(2)
                                                          ----------   --------    -----      -------------
    Van Kampen Life Investment Trust: Money Market              0.19%      0.43%    0.00%         0.62%
    Portfolio
                                                          ----------   --------    -----      -------------
    Van Kampen Life Investment Trust: Morgan Stanley            0.97%      0.13%    0.00%         1.10%
    Real Estate Securities Portfolio (formerly, Van
    Kampen Life Investment Trust: Real Estate
    Securities Fund)
                                                          ----------   --------    -----      -------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

(1) The ratio of expenses to average net assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the year-ended December 31, 1999.

(2) The ratio of expenses to average net assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.02% for the year-ended December 31, 1999.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                            MANAGEMENT   OTHER      12b-1      TOTAL MUTUAL
                                                               FEES     EXPENSES    FEES       FUND EXPENSES
                                                            ----------  --------    -----      -------------
    Van Kampen Life Investment Trust: Asset Allocation            0.50%     0.27%    0.00%         0.77%
    Portfolio (formerly, Van Kampen Life Investment Trust:
    Multiple Strategy Fund)
                                                            ----------  --------    -----      -------------
    Van Kampen Life Investment Trust: Domestic Income             0.50%     0.60%    0.00%         1.10%
    Portfolio (formerly Van Kampen Life Investment Trust:
    Domestic Strategic Income Fund)(1)
                                                            ----------  --------    -----      -------------
    Van Kampen Life Investment Trust: Emerging Growth             0.70%     0.18%    0.00%         0.88%
    Portfolio
                                                            ----------  --------    -----      -------------
    Van Kampen Life Investment Trust: Enterprise Portfolio        0.50%     0.12%    0.00%         0.62%
    (formerly, Van Kampen Life Investment Trust: Common
    Stock Fund)
                                                            ----------  --------    -----      -------------
    Van Kampen Life Investment Trust: Global Equity               1.00%     3.84%    0.00%         4.84%
    Portfolio
                                                            ----------  --------    -----      -------------
    Van Kampen Life Investment Trust: Government Portfolio        0.50%     0.24%    0.00%         0.74%
                                                            ----------  --------    -----      -------------
    Van Kampen Life Investment Trust: Money Market                0.50%     0.43%    0.00%         0.93%
    Portfolio(2)
                                                            ----------  --------    -----      -------------
    Van Kampen Life Investment Trust: Morgan Stanley Real         1.00%     0.13%    0.00%         1.13%
    Estate Securities Portfolio (formerly, Van Kampen Life
    Investment Trust: Real Estate Securities Fund)
                                                            ----------  --------    -----      -------------

(1) The ratio of expenses to average net assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the year-ended December 31, 1999.

(2) The ratio of expenses to average net assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.02% for the year-ended December 31, 1999.

SYNOPSIS OF THE POLICIES

The policies offered by this prospectus provide for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is $10,000 for issue ages 75 or younger and $50,000 for issue ages 76 through 80.

Additional premium payments of $1,000 are permitted any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

GENERAL DISTRIBUTOR

The policies are distributed by the general distributor, Van Kampen Funds, Inc.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on August 8, 1984, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners of any changes and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible before the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions.

Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

  1. shares of a current underlying mutual fund option are no longer available for investment; or

  2.  further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

Premiums will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the polices at varying rate(s) set by Nationwide.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain general applicable provisions of the federal securities law concerning the accuracy and completeness of statements made in prospectuses.

The investment income earned by the fixed account will be allocated to the contracts at varying rate(s) set by Nationwide. The guaranteed rate for any premiums will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

New premiums deposited to the contract and allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY

This policy provides life insurance coverage on the insured. Minimum requirements for policy issuance include:

 o the insured must be age 80 or younger;

 o Nationwide may require satisfactory evidence of insurability (including a medical exam); and

 o the minimum initial premium of $10,000 for issue ages 75 and younger, and $50,000 for issue ages 76 through 80.

Premium Payments

Each premium payment must be at least $10,000 for issue ages 75 and younger or $50,000 for issue ages 76-80. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

The specified amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

 o Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

 o Additional premium payments must be $1,000 (except in Virginia).

 o Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

 o Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

 o New Year's Day                           o Independence Day
 o Martin Luther King, Jr. Day              o Labor Day
 o Presidents' Day                          o Thanksgiving
 o Good Friday                              o Christmas
 o Memorial Day

Nationwide also will not price premium payments if:

  (1) trading on the New York Stock Exchange is restricted;

  (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

  (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value nay be affected since the contract owner would not have access to their account.

POLICY CHARGES

No deduction is made from premium payments - 100% of each premium payment is applied to the cash value.

MONTHLY COST OF INSURANCE

The cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

The current cost of insurance charge will not exceed the cost based on the guaranteed cost of insurance rate and the policy's net amount at risk. Guaranteed cost of insurance rates for standard simplified issues are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980
CET). Guaranteed cost of insurance rates for standard preferred issues are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for substandard issues are based on appropriate percentage multiples of the 1980 CSO.

These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.

For policies issued in Texas, guaranteed cost of insurance rates for standard simplified issues ("Special Class-Simplified" in Texas) are based on 130% of the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980
CSO).

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "simplified issue" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a simplified issue basis, actual rates for healthy individuals will be higher than the current cost of insurance rates being charged under otherwise identical policies that are issued on a preferred basis.

ANNUAL ADMINISTRATIVE CHARGE

After the first policy year, Nationwide deducts an Annual Administrative Charge. It is charged proportionately to the cash values in each sub-account and the fixed account. The annual charge is determined by the total net premium payments (premium payments less any previous partial surrenders):


                                       GUARANTEED
                      CURRENT           MAXIMUM
   TOTAL NET       ADMINISTRATIVE    ADMINISTRATIVE
    PREMIUMS           CHARGE            CHARGE
----------------- ----------------- -----------------
$10,000 but             $90*             $135*
less than
$25,000
----------------- ----------------- -----------------

----------------- ----------------- -----------------
$25,000                 $50               $75
----------------- ----------------- -----------------

* For policies issued in New York, the current charge is $65 and the guaranteed maximum is $120.

SURRENDER CHARGES

Nationwide incurs certain expenses related to the sale of the policies. These expenses include commissions paid to sales personnel, the cost of sales literature and other promotional activity. Nationwide deducts a surrender charge to cover these expenses. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from the mortality and expense risk charge.

Upon surrender, the initial premium payments and any subsequent premium payments resulting in an increased net amount at risk will incur surrender charges. The charge is less than or equal to 8.5% of that premium payment surrendered, as set forth in the following chart:


  COMPLETED YEAR(S)      CHARGES ON SURRENDER AS A
  SINCE THE PAYMENT      PERCENTAGE OF THE PAYMENT
  -----------------      -------------------------
          0                         8.5%
  -----------------      -------------------------
          1                         8.5%
  -----------------      -------------------------
          2                         8.0%
  -----------------      -------------------------
          3                         8.0%
  -----------------      -------------------------
          4                         7.5%
  -----------------      -------------------------
          5                         7.0%
  -----------------      -------------------------
          6                         6.0%
  -----------------      -------------------------
          7                         5.0%
  -----------------      -------------------------
          8                         4.0%
  -----------------      -------------------------
          9                         0.0%
  -----------------      -------------------------

Surrender charges apply for nine years after the effective date of each premium payment. Certain surrenders may result in adverse tax consequences.

The surrender charge deducted upon surrender will never exceed 8.5% of the total premiums paid. Surrender Charges are deducted from the cash value in each sub-account and the fixed account. Surrender charges may be eliminated for policies that are issued to an officer, director, former director, partner, employee, or retired employee of Nationwide; or an employee of the general distributor, Van Kampen Funds, Inc. or an employee of an affiliate of Nationwide or Van Kampen Funds, Inc. or, a duly appointed representative of Nationwide who receives no commission as a result of the purchase.

Surrender charges are eliminated only when Nationwide does not incur sales or administrative expenses normally incurred on the sale of a policy. In no event will reduction of the surrender charge be permitted if a reduction would be unfairly discriminatory to any person.

Nationwide deducts the following charges from the assets of the variable account:

  o mortality and expense risk charge;

  o administrative expense charge; and

  o premium expense charge.

Annually, these charges are equal to:

                     POLICY      POLICY
                     YEARS       YEARS
                     ------      ------
                       1-10        11+
                     ------      ------
      CURRENT          1.30%       1.00%
                     ------      ------
     GUARANTEED
      MAXIMUM
                       1.60%       1.30%
                     ------      ------

MORTALITY AND EXPENSE RISK CHARGE

The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years. To compensate Nationwide for assuming these risks, Nationwide deducts the morality and expense risk charge from the variable account on a daily basis. It is deducted proportionally from the cash value in each sub-account. The charge is equivalent to an annual effective rate of 0.75% of the average net assets of the variable account. It is guaranteed not to exceed 0.90%. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

ADMINISTRATIVE EXPENSE CHARGE

Nationwide deducts a daily administrative expense charge from the assets of the sub-accounts. This charge reimburses Nationwide for certain administrative expenses related to the issuance and maintenance of the policies including underwriting, record keeping, accounting and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently this charge is equivalent to an annual effective rate of 0.25%. This charge is guaranteed not to exceed 0.40%.

PREMIUM EXPENSE CHARGE

Nationwide pays any state premium taxes attributable to a particular policy when incurred by Nationwide. Nationwide expects to pay an average state premium tax rate of approximately 2.50% of premiums for all states, although tax rates generally can range from 0% to 4%.

During the first ten policy years Nationwide deducts a daily charge equivalent to an annual effective rate of 0.30% of the assets of the variable account, and 0% thereafter. This charge reimburses Nationwide for administrative expenses on an aggregate basis including premium taxes imposed by various state and local jurisdictions. This charge is deducted proportionally from the cash value in each sub-account and the fixed account. This charge may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

Nationwide does not expect to make a profit from this charge.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Cash Surrender Value

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

Partial Surrenders

After the policy has been in force for five years, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

 1) the minimum partial surrender in any policy year is limited to 10% of total premium payments;

 2) after a partial surrender, the cash surrender value is greater than $10,000; and

 3) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the specified amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value (see "Death Benefit Information"). In that case, a partial surrender will decrease the specified amount by the amount the partial surrender exceeds the difference between the death benefit and specified amount. Partial surrenders are first deducted from the values in the sub-accounts, then from the fixed account if there are insufficient amounts in the sub-accounts.

Surrenders charges are waived for partial surrenders that satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax adviser.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

 (1) the value each year of the life insurance protection provided;

 (2) an amount equal to any employer-paid premiums; or

 (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date plus any net premium applied since the previous valuation date, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the affected benefits will be adjusted to reflect the correct age and sex.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or actions taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured and names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

  1.  the request must be applied for in writing;

  2.  satisfactory evidence of insurability must be provided;

  3.  the increase must be for a minimum of $10,000;

  4. the rate class, rate class multiple, and rate type for the increase must be identical to those on the policy date; and

  5. Nationwide reserves the right to limit the number of increases to one per policy year.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application.

The specified amount cannot be decreased if the decrease would result in the policy failing to meet the definition of life insurance under Section 7702 of the Internal Revenue Code.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted in accumulation units. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to sub-accounts on the application will be allocated to the Van Kampen Life Investment Trust - Money Market Portfolio ("Money Market Portfolio") during the period that a policy owner can cancel the policy, unless specific states require premiums to be allocated to the fixed account. At the expiration of this cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.



NET INVESTMENT FACTOR

Net investment factor is determined by dividing (a) by (b) and subtracting (c) from the result where:

 (a)  is:

      (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

      (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the "ex-dividend" date occurs during the current valuation period).

 (b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

 (c) is a factor representing the daily mortality and expense risk charge, administration expense charge and premium tax charge. This factor is equal to an annual rate of 1.30% of the daily net assets of the variable account for the first ten policy years and 1.00% thereafter.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction for mortality and expense risk charge, administrative expense charge and premium expense charge, and any charge or credit for tax reserves.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event that part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 4% (for a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans"). Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer 100% of allocations without penalty or adjustment subject to the following conditions:

o Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year;

o  transfers made to the fixed account may not be made in the first policy year;


o Nationwide reserves the right to restrict transfers from the fixed account to 25% of the cash value attributable to the fixed account; and

o Nationwide reserves the right to restrict transfers to the fixed account to 25% of cash value.

Transfer Requests

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

  o 10 days after receiving the policy;

  o 45 days after signing the application; or

  o 10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time after the first policy year using the policy as security. During the first year, maximum policy indebtedness is limited to 50% of the cash surrender value, less interest due on the next policy anniversary. After the first year, maximum policy indebtedness is limited to 90% of the cash surrender value, less interest due on the next policy anniversary.

Nationwide will not grant a loan for an amount less than $1,000 ($500 in New York and $200 in Connecticut). Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

Currently, policy loans are credited with an annual effective rate of 5.0%. Nationwide guarantees the rate will never be lower than 4%. Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all policy loans.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness plus accrued interest exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 years.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $1,000 ($50 in New York and Connecticut). Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Money Market Portfolio.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the specified amount is determined by treating the initial premium as equal to 100% of the guideline single premium. Additional premium payments, if accepted, may increase the specified amount. Guideline single premiums vary by attained age, sex, smoking classification, underwriting classification and total premium payments. The following table illustrates representative initial specified amounts, under death benefit Option 1, for non-tobacco:

     ISSUE          $25,000 SINGLE PREMIUM         $50,000 SINGLE PREMIUM
      AGE            MALE          FEMALE           MALE           FEMALE
      35           $179,733       $208,354        $364,774        $423,008
      40            143,373        166,704         290,792         338,264
      45            114,856        134,300         232,769         272,332
      50             92,583        108,739         187,452         220,323
      55             75,306         88,601         152,298         179,349
      60             62,112         72,636         125,453         146,866
      65             52,094         59,930         105,070         121,014

Generally, for a given premium payment, the initial specified amount is greater for non-tobacco than standard, and females than males. The specified amount is shown in the policy.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of two death benefit options:

OPTION 1: The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of the death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations.

OPTION 2: The death benefit will be the greater of the specified amount plus the cash value, or the applicable percentage of cash value and will vary directly with the investment performance.

Policy owners who are satisfied with the amount of their current insurance coverage and prefer to have favorable investment performance and any future premium payments reflected in increased policy cash value should choose death benefit Option 1. Policy owners who prefer to have favorable investment performance and any future premium payments increase death benefits should choose death benefit Option 2.

The monthly cost of insurance for Option 1 will always be less than or equal to the monthly cost of insurance for the same specified amount under Option 2.

                    APPLICABLE PERCENTAGE OF CASH VALUE TABLE

           ATTAINED     PERCENTAGE OF     ATTAINED     PERCENTAGE OF     ATTAINED     PERCENTAGE OF
             AGE         CASH VALUE         AGE         CASH VALUE         AGE         CASH VALUE
           --------     -------------     --------     -------------     --------     -------------
             0-40            250%            60             130%            80            105%
           --------     -------------     --------     -------------     --------     -------------
              41             243%            61             128%            81            105%
           --------     -------------     --------     -------------     --------     -------------
              42             236%            62             126%            82            105%
           --------     -------------     --------     -------------     --------     -------------
              43             229%            63             124%            83            105%
           --------     -------------     --------     -------------     --------     -------------
              44             222%            64             122%            84            105%
           --------     -------------     --------     -------------     --------     -------------
           --------     -------------     --------     -------------     --------     -------------
              45             215%            65             120%            85            105%
           --------     -------------     --------     -------------     --------     -------------
              46             209%            66             119%            86            105%
           --------     -------------     --------     -------------     --------     -------------
              47             203%            67             118%            87            105%
           --------     -------------     --------     -------------     --------     -------------
              48             197%            68             117%            88            105%
           --------     -------------     --------     -------------     --------     -------------
              49             191%            69             116%            89            105%
           --------     -------------     --------     -------------     --------     -------------
              50             185%            70             115%            90            105%
           --------     -------------     --------     -------------     --------     -------------
              51             178%            71             113%            91            104%
           --------     -------------     --------     -------------     --------     -------------
              52             171%            72             111%            92            103%
           --------     -------------     --------     -------------     --------     -------------
              53             164%            73             109%            93            102%
           --------     -------------     --------     -------------     --------     -------------
              54             157%            74             107%            94            101%
           --------     -------------     --------     -------------     --------     -------------
           --------     -------------     --------     -------------     --------     -------------
              55             150%            75             105%            95            100%
           --------     -------------     --------     -------------     --------     -------------
              56             146%            76             105%
           --------     -------------     --------     -------------     --------     -------------
              57             142%            77             105%
           --------     -------------     --------     -------------     --------     -------------
              58             138%            78             105%
           --------     -------------     --------     -------------     --------     -------------
              59             134%            79             105%
           --------     -------------     --------     -------------     --------     -------------

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide.

If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Nationwide may require evidence of insurability for a change from Option 1 to Option 2. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value.

A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the current maximum premium limitations under
Section 7702 of the Internal Revenue Code.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on representations in any written application after the policy has been in force during the insured's lifetime for 2 years from the policy date.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any unpaid loan. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount,

Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 95th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a premium life insurance policy offered by Nationwide on the policy date. If not available, the new policy may be a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary(ies) under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the policy owner, Nationwide will pay the excess to the policy owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

GRACE PERIOD

If the cash surrender value is insufficient to pay monthly policy charges or policy loan interest, a grace period of 61 days is allowed for payment. Nationwide will notify the policy owner of the amount needed to keep the policy in force. If this amount is not received by Nationwide within 61 days of the notice, the policy will lapse without value. If the insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

  1. submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

  2.  providing evidence of insurability satisfactory to Nationwide;

  3. paying sufficient premium to cover all policy charges that were due and upaid during the grace period if the policy terminated in the fourth or later policy year;

  4. paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

  5. paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the appropriate surrender charge.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled, or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

Even though exchanges under Section 1035 of the Internal Revenue Code qualify as material changes, certain exchange of pre-June 22, 1988 policies may retain their non-modified endowment status. Therefore, the policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise if no Taxpayer Identification Number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2000, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual Taxpayer Identification Number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual Taxpayer Identification Number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes, Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no Taxpayer Identification Number, or an incorrect Taxpayer Identification Number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advise, and should not take the place of your independent legal, tax and/or financial adviser.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

o an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

o annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

o statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Van Kampen, Inc., is not engaged in any litigation of any material nature.

EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the

National Association of Securities Dealers, Inc. ("NASD").

The policies will be distributed by the General Distributor, Van Kampen Funds, Inc.

Gross commissions paid by Nationwide on the sale of these policies plus fees for marketing service provided by the general distributor are not more than 7.50% of the premiums paid.

                                    OFFICERS

                              VAN KAMPEN FUNDS INC.



       NAME                         OFFICE                                            LOCATION
Richard F. Powers III               Chairman & Chief Executive Officer                Oakbrook Terrace, IL

John H. Zimmerman III               President                                         Oakbrook Terrace, IL

A. Thomas Smith III                 Executive Vice President, General                 Oakbrook Terrace, IL

                                    Counsel, and Secretary                            Oakbrook Terrace, IL

Steven M. Massoni                   Executive Vice President                          Oakbrook Terrace, IL

William R. Rybak                    Executive Vice President, Chief

                                    Financial Officer & Treasurer                     Oakbrook Terrace, IL

Michael H. Santo                    Executive Vice President, Chief

                                    Operations & Technology Officer                   Oakbrook Terrace, IL

Colette M. Saucedo                  Executive Vice President & Chief

                                    Administrative Officer                            Houston, TX

David Michael Swanson               Executive Vice President & Chief

                                    Marketing Officer                                 Oakbrook Terrace, IL

Laurence J. Althoff                 Senior Vice President & Controller                Oakbrook Terrace, IL

Don J. Andrews                      Senior Vice President & Chief

                                    Compliance Officer                                Oakbrook Terrace, IL

Sara Louise Badler                  Senior Vice President, Deputy General

                                    Counsel & Assistant Secretary                     Oakbrook Terrace, IL

James J. Boyne                      Sr. Vice President, Deputy General                Oakbrook Terrace, IL

                                    Counsel & Assistant Secretary

Glenn M. Cackovit                   Sr. Vice President                                Oakbrook Terrace, IL

Gary R. DeMoss                      Sr. Vice President                                Oakbrook Terrace, IL

John E. Doyle                       Sr. Vice President                                Oakbrook Terrace, IL

Richard G. Golod                    Sr. Vice President                                Annapolis, MD

Eric J. Hargens                     Sr. Vice President                                Oakbrook Terrace, IL

Dominic C. Martellaro               Sr. Vice President                                Oakbrook Terrace, IL

Carl E. Mayfield                    Sr. Vice President                                Lakewood, CO

Mark R. McClure                     Sr. Vice President                                Oakbrook Terrace, IL

Robert F. Muller, Jr.               Sr. Vice President                                Houston, TX

Walter E. Rein                      Sr. Vice President                                Oakbrook Terrace, IL

James J. Ryan                       Sr. Vice President                                Oakbrook Terrace, IL

Frederick Shepherd                  Sr. Vice President                                Houston, TX

Robert S. West                      Sr. Vice President                                Oakbrook Terrace, IL

Weston B. Wetherell                 Sr. Vice President & Asst. Secretary              Oakbrook Terrace, IL

Patrick J. Woelfel                  Sr. Vice President                                Oakbrook Terrace, IL

Edward G. Wood, III                 Sr. Vice President & Chief Operating Officer      Oakbrook Terrace, IL

James Robert Yount                  Sr. Vice President                                Coto De Caza, CA

Patricia A. Bettlach                1st Vice President                                Chesterfield, MO

Gregory Heffington                  1st Vice President                                Ft. Collins, CO

David S. Hogaboom                   1st Vice President                                Oakbrook Terrace, IL

Maura A. McGrath                    1st Vice President                                New York, NY

Thomas Rowley                       1st Vice President                                Oakbrook Terrace, IL

Andrew J. Scherer                   1st Vice President                                Oakbrook Terrace, IL

James D. Stevens                    1st Vice President                                North Andover, MA

James K. Ambrosio                   Vice President                                    Massapequa, NY

Brian P. Arcara                     Vice President                                    Buffalo, NY

Timothy R. Armstrong                Vice President                                    Wellington, FL

Matthew T. Baker                    Vice President                                    Oakbrook Terrace, IL

Shakeel Anwar Barkat                Vice President                                    Annapolis, MD

Scott C. Bemstiel                   Vice President                                    Plainsboro, NJ

Carol S. Biegel                     Vice President                                    Oakbrook Terrace, IL

Christopher M. Bisaillon            Vice President                                    Oakbrook Terrace, IL

William Edward Bond                 Vice President                                    New York, NY

Michael P. Boos                     Vice President                                    Oakbrook Terrace, IL

Robert C. Brooks                    Vice President                                    Oakbrook Terrace, IL

Elizabeth M. Brown                  Vice President                                    Houston, TX

Michael Winston Brown               Vice President                                    Colleyville, TX

William F. Burke, Jr.               Vice President                                    Mendham, NJ

Loren Burket                        Vice President                                    Plymouth, MN

Juanita E. Buss                     Vice President                                    Kennesaw, GA

Christine Cleary Byrum              Vice President                                    Tampa, FL

Richard J. Charlino                 Vice President                                    Houston, TX

Deanne Margaret Chiaro              Vice President                                    Oakbrook Terrace, IL

Scott A. Chriske                    Vice President                                    Plano, TX

German Clavijo                      Vice President                                    Atlanta, GA

Dominick Cogliandro                 Vice President & Asst. Treasurer                  New York, NY

Michael Colston                     Vice President                                    Louisville, KY

Kevin J. Connors                    Vice President                                    Oakbrook Terrace, IL

Gina M. Costello                    Vice President & Asst. Secretary                  Oakbrook Terrace, IL

Suzanne Cummings                    Vice President                                    Oakbrook Terrace, IL

Michael E. Eccleston                Vice President                                    Oakbrook Terrace, IL

William J. Fow                      Vice President                                    Redding, CT

Charles Friday                      Vice President                                    Gibsonia, PA

Kyle D. Haas                        Vice President                                    Oakbrook Terrace, IL

Daniel Hamilton                     Vice President                                    Austin, TX

John G. Hansen                      Vice President                                    Oakbrook Terrace, IL

Michael D. Hibsch                   Vice President                                    Oakbrook Terrace, IL

Susan J. Hill                       Vice President & Senior Attorney                  Oakbrook Terrace, IL

Thomas R. Hindelang                 Vice President                                    Gilbert, AZ

Bryn M. Hoggard                     Vice President                                    Houston, TX

Michelle Huber                      Vice President                                    Oakbrook Terrace, IL

Michael B. Hughes                   Vice President                                    Oakbrook Terrace, IL

Lowell Jackson                      Vice President                                    Norcross, GA

Kevin G. Jajuga                     Vice President                                    Baltimore, MD

Laurie L. Jones                     Vice President                                    Houston, TX

Robert Daniel Kendall               Vice President                                    Oakbrook Terrace, IL

Michael C. Kinney                   Vice President                                    Oakbrook Terrace, IL

Dana R. Klein                       Vice President                                    Oakbrook Terrace, IL

Frederick Kohly                     Vice President                                    Miami, FL

Patricia D. Lathrop                 Vice President                                    Tampa, FL

Brian Laux                          Vice President                                    Staten Island, NY

Tony E. Leal                        Vice President                                    Houston, TX

S. William Lehew III                Vice President                                    Charlotte, NC

Ivan R. Lowe                        Vice President                                    Houston, TX

Richard M. Lundgren                 Vice President                                    Oakbrook Terrace, IL

Linda S. MacAyeal                   Vice President & Senior Attorney                  Oakbrook Terrace, IL

Kevin S. Marsh                      Vice President                                    Bellevue, WA

Brooks D. McCartney                 Vice President                                    Issaquah, WA

Anne Therese McGrath                Vice President                                    Los Gatos, CA

John Mills                          Vice President                                    Kenner, LA

Stuart R. Moehlman                  Vice President                                    Houston, TX

Carin Elizabeth Morgan              Vice President                                    Oakbrook Terrace, IL

Ted Morrow                          Vice President                                    Plano, TX

Lance O'Brian Murphy                Vice President                                    Houston, TX

Peter Nicholas                      Vice President                                    Beverly, MA

James A. O'Brien                    Vice President                                    New York, NY

Allyn Maureen O'Connor              Vice President & Assc. General Counsel            Oakbrook Terrace, IL

Gregory S. Parker                   Vice President                                    Houston, TX

Christopher Petrungaro              Vice President                                    Oakbrook Terrace, IL

Richard J. Poli                     Vice President                                    Dowington

Ronald E. Pratt                     Vice President                                    Marietta, GA

Theresa Marie Renn                  Vice President                                    Oakbrook Terrace, IL

Kevin Wayne Reszel                  Vice President                                    Oakbrook Terrace, IL

Michael W. Rohr                     Vice President                                    Oakbrook Terrace. IL

Jeffrey L. Rose                     Vice President                                    Houston, TX

Suzette N. Rothberg                 Vice President                                    Plymouth, MN

Jeffrey Rourke                      Vice President                                    Oakbrook Terrace, IL

Heather R. Sabo                     Vice President                                    Richmond, VA

Thomas J. Sauerborn                 Vice President                                    New York, NY

Diane Saxon                         Vice President & Assistant Treasurer              Oakbrook Terrace, IL

Stephanie Scarlata                  Vice President                                    Bedford Corners, NY

Timothy M. Scholten                 Vice President                                    Oakbrook Terrace, IL

Ronald J. Schuster                  Vice President                                    Tampa, FL

Jeffrey M. Scott                    Vice President                                    Oakbrook Terrace, IL

Gwen L. Shaneyfalt                  Vice President                                    Oakbrook Terrace, IL

Jeffrey C. Shirk                    Vice President                                    Swampscott, MA

Traci T. Sorenson                   Vice President                                    Oakbrook Terrace, IL

Darren D. Stabler                   Vice President                                    Phoenix, AZ

Christopher J. Staniforth           Vice President                                    Leawood, KS

Richard Stefanec                    Vice President                                    Los Angles, CA

William C. Strafford                Vice President                                    Granger, IN

Charles S. Thompson                 Vice President                                    Oakbrook Terrace, IL

John F. Tierney                     Vice President                                    Oakbrook Terrace, IL

Curtis L. Ulvestad                  Vice President                                    Red Wing, MN

Brett Alan VanBortel                Vice President                                    Oakbrook Terrace, IL

Larry Brian Vickrey                 Vice President                                    Houston, TX

Daniel B. Waldron                   Vice President                                    Oakbrook Terrace, IL

Jeff Warland                        Vice President                                    Oakbrook Terrace, IL

Robert A. Watson                    Vice President                                    Oakbrook Terrace, IL

Sharon M. Wells Coicou              Vice President                                    New York, NY

Frank L. Wheeler                    Vice President                                    Oakbrook Terrace, IL

Harold Whitworth, III               Vice President                                    Oakbrook Terrace, IL

Joel John Wilczewski                Vice President                                    Oakbrook Terrace, IL

Thomas M. Wilson                    Vice President                                    Oakbrook Terrace, IL

Barbara A. Withers                  Vice President                                    Oakbrook Terrace, IL

David M. Wynn                       Vice President                                    Phoenix, AZ

Patrick M. Zacchea                  Vice President                                    Oakbrook Terrace, IL

Scott F. Becker                     Asst. Vice President                              Oakbrook Terrace, IL

Brian E. Binder                     Asst. Vice President                              Oakbrook Terrace, IL

Billie J. Bronaugh                  Asst. Vice President                              Houston, TX

Lynn Chadderton                     Asst. Vice President                              Valnco, FL

Phillip C. Ciulla                   Asst. Vice President                              Oakbrook Terrace, IL

Amy Cooper                          Asst. Vice President                              Oakbrook Terrace, IL

Paula M. Duerr                      Asst. Vice President                              Oakbrook Terrace, IL

Tammy Echevarria-Davis              Asst. Vice President                              Oakbrook Terrace, IL

Walter C. Gray                      Asst. Vice President                              Houston, TX

Nancy Johannsen                     Asst. Vice President                              Oakbrook Terrace, IL

Thomas G. Johnson                   Asst. Vice President                              New York, NY

Tara Gay Jones                      Asst. Vice President                              Oakbrook Terrace, IL

Robin R. Jordan                     Asst. Vice President                              Oakbrook Terrace, IL

Holly Kay Lieberman                 Asst. Vice President                              Oakbrook Terrace, IL

Gregory Todd Mino                   Asst. Vice President                              Oakbrook Terrace, IL

Barbara Novak                       Asst. Vice President                              Oakbrook Terrace, IL

Christopher Perozek                 Asst. Vice President                              Oakbrook Terrace, IL

Christine K. Putong                 Asst. Vice President & Asst. Secretary            Oakbrook Terrace, IL

Leah Richardson                     Asst. Vice President                              Oakbrook Terrace, IL

David P. Robbins                    Asst. Vice President                              Oakbrook Terrace, IL

Regina Rosen                        Asst. Vice President                              Oakbrook Terrace, IL

Pamela S. Salley                    Asst. Vice President                              Houston, TX

David T. Saylor                     Asst. Vice President                              Oakbrook Terrace, IL

Katherine P. Scherer                Asst. Vice President                              Oakbrook Terrace, IL

Heather K. Schmitt                  Asst. Vice President                              Oakbrook Terrace, IL

Lisa Schultz                        Asst. Vice President                              Oakbrook Terrace, IL

Laurel H. Shipes                    Asst. Vice President                              Oakbrook Terrace, IL

Lauren B. Sinai                     Asst. Vice President                              Oakbrook Terrace, IL

Scott Stevens                       Asst. Vice President                              Oakbrook Terrace, IL

Kristen L. Transier                 Asst. Vice President                              Houston, TX

Damienne C. Trippiedi               Asst. Vice President                              Oakbrook Terrace, IL

Michael Trizil                      Asst. Vice President                              Oakbrook Terrace, IL

David H. Villarreal                 Asst. Vice President                              Oakbrook Terrace, IL

Judy W. Woolley                     Asst. Vice President                              Houston, TX

Cathy Napoli                        Assistant Secretary                               Oakbrook Terrace, IL

John Browning                       Officer                                           Oakbrook Terrace, IL

Leticia George                      Officer                                           Houston, TX

William D. McLaughlin               Officer                                           Houston, TX

Rebecca Newman                      Officer                                           Houston, TX

John Yovanovic                      Officer                                           Houston, TX

                                    DIRECTORS

                              VAN KAMPEN FUNDS INC.


         NAME                              OFFICE                         LOCATION

         Richard F. Powers III             Chairman & Chief               1 Parkview Plaza

                                           Executive Officer              P.O. Box 5555

                                                                          Oakbrook Terrace, IL 60181-5555



         A. Thomas Smith III               Executive Vice President,      1 Parkview Plaza

                                           General Counsel &              P.O. Box 5555

                                           Secretary                      Oakbrook Terrace, IL 60181-5555



         William R. Rybak                  Executive Vice President,      1 Parkview Plaza

                                           Chief Financial Officer        P.O. Box 5555
                                           & Treasurer                    Oakbrook Terrace, IL 60181-5555

         John H. Zimmerman III             President                      1 Parkview Plaza

                                                                          P.O. Box 5555
                                                                          Oakbrook Terrace, IL 60181-5555

ADDITIONAL INFORMATION ABOUT NATIONWIDE


The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms. Nationwide serves as depositor for the following separate accounts, each of which is a registered investment company:

o   Nationwide Variable Account,

o   Nationwide Variable Account-II,

o   Nationwide Variable Account-3,

o   Nationwide Variable Account-4,

o   Nationwide Variable Account-5,

o   Nationwide Variable Account-6,

o   Nationwide Fidelity Advisor Variable Account,

o   Nationwide Variable Account-9,

o   Nationwide Variable Account-10,

o   Nationwide Variable Account-11,

o   MFS Variable Account,

o   Nationwide Multi-Flex Variable Account,

o   Nationwide VLI Separate Account,

o   Nationwide VLI Separate Account-2,

o   Nationwide VLI Separate Account-3,

o   Nationwide VLI Separate Account-4,

o   Nationwide VLI Separate Account-5,

o   NACo Variable Account,

o   Nationwide DC Variable Account; and

o   Nationwide DCVA II.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide Insurance Enterprise. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide Life Insurance Company. NFS serves as a holding company for other financial institutions. Nationwide Life Insurance Company is the sole owner of

Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of Nationwide. Messrs. McFerson, Gasper, Woodward and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by NISC, a registered broker-dealer affiliated with Nationwide.


DIRECTORS OF NATIONWIDE
----------------------------------------------------------------------------------------------------------------------
   DIRECTORS OF THE DEPOSITOR
 NAME AND PRINCIPAL BUSINESS             POSITIONS AND OFFICES
            ADDRESS                          WITH DEPOSITOR                       PRINCIPAL OCCUPATION
------------------------------------- --------------------------- ----------------------------------------------------
Lewis J. Alphin                                Director           Farm Owner and Operator, Bell Farms (1)
519 Bethel Church Road
Mount Olive, NC 28365-6107
------------------------------------- --------------------------- ----------------------------------------------------
A. I. Bell                                     Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701
------------------------------------- --------------------------- ----------------------------------------------------
Kenneth D. Davis                               Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135
------------------------------------- --------------------------- ----------------------------------------------------
Keith W. Eckel                                 Director           Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                   Farms, Inc. (1)
Clarks Summit, PA 18411
------------------------------------- --------------------------- ----------------------------------------------------
Willard J. Engel                               Director           Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                          Oil Company (1)
Marshall, MN 56258
------------------------------------- --------------------------- ----------------------------------------------------
Fred C. Finney                                 Director           Owner and Operator, Moreland Fruit Farm; Operator,
1558 West Moreland Road                                           Melrose Orchard (1)
Wooster, OH 44691
------------------------------------- --------------------------- ----------------------------------------------------
Joseph J. Gasper                      President and Chief         President and Chief Operating Officer, Nationwide
One Nationwide Plaza                  Operating Officer and       Life Insurance Company and Nationwide Life and
Columbus, OH 43215                    Director                    Annuity Insurance Company (2)
------------------------------------- --------------------------- ----------------------------------------------------
Dimon R. McFerson                     Chairman and Chief          Chairman and Chief Executive Officer- (2)
One Nationwide Plaza                  Executive Officer and
Columbus, OH 43215                    Director
------------------------------------- --------------------------- ----------------------------------------------------
David O. Miller                       Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                     Director                    Enterprises (1)
Hebron, OH 43025
------------------------------------- --------------------------- ----------------------------------------------------
Yvonne L. Montgomery                           Director           Senior Vice President and General Manager, Public
Xerox Corporation                                                 Sector Worldwide/Document Solutions Group
Suite 200                                                         Xerox Corporation (2)
1401 H Street NW
Washington, DC 20007
------------------------------------- --------------------------- ----------------------------------------------------
Ralph M. Paige                                 Director           Executive Director Federation of Southern
Federation of Southern                                            Cooperatives/Land Assistance Fund
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA 30344
------------------------------------- --------------------------- ----------------------------------------------------
James F. Patterson                             Director           Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                                Patterson Farms, Inc. (1)
Chesterland, OH 44026
------------------------------------- --------------------------- ----------------------------------------------------

DIRECTORS OF NATIONWIDE
----------------------------------------------------------------------------------------------------------------------
DIRECTORS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS             POSITIONS AND OFFICES
ADDRESS                                    WITH DEPOSITOR                       PRINCIPAL OCCUPATION
------------------------------------- --------------------------- ----------------------------------------------------

Arden L. Shisler                               Director           President and Chief Executive Officer, K&B
1356 North Wenger Road                                            Transport, Inc.(1)
Dalton, OH 44618
------------------------------------- --------------------------- ----------------------------------------------------
Robert L. Stewart                              Director           Owner and Operator Sunnydale Farms and Mining(1)
88740 Fairview Road
Jewett, OH 43986
------------------------------------- --------------------------- ----------------------------------------------------
Nancy C. Thomas                                Director           Co-owner, Thomas Farms(2)
1767D Westwood Avenue
Alliance, OH 44601
------------------------------------- --------------------------- ----------------------------------------------------

  (1) Principal occupation for last 5 years.

  (2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of NISC, a registered broker-dealer.

Messrs. McFerson, Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Mr. McFerson and Ms. Thomas are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Financial Horizons Investment Trust and Nationwide Mutual Funds, registered investment companies.

EXECUTIVE OFFICERS OF NATIONWIDE

-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR                                             OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------------
Richard D. Headley                                Executive Vice President - Chief Information Technology Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                  Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                           Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
James E. Brock                                    Senior Vice President - Corporate Development
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Charles A. Bryan                                  Senior Vice President - Chief Actuary - Property and Casualty
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------

EXECUTIVE OFFICERS OF NATIONWIDE

-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR                                             OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------------
David A. Diamond                                  Senior Vice President - Corporate Controller
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Philip C. Gath                                    Senior Vice President - Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Patricia R. Hatler                                Senior Vice President, General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David K. Hollingsworth                            Senior Vice President
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David R. Jahn                                     Senior Vice President - Commercial Insurance
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Donna A. James                                    Senior Vice President - Chief Human Resources Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                  Senior Vice President - Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Gregory S. Lashutka                               Senior Vice President - Corporate Relations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Edwin P. McCausland, Jr.                          Senior Vice President - Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark D. Phelan                                    Senior Vice President - Technology Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Douglas C. Robinette                              Senior Vice President - Claims and Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                  Senior Vice President - Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard M. Waggoner                               Senior Vice President - Operations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                   Senior Vice President - Product Management and Nationwide
One Nationwide Plaza                              Financial Marketing
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------

DIMON R. MCFERSON has been a Director since April 1988 and Chairman and Chief Executive Officer since April 1996. He was elected Chief Executive Officer in December 1992, and President and Chief Executive Officer in December 1993. He was President and General Manager of Nationwide Mutual Insurance Company from April 1988 to April 1991; President and Chief Operating Officer of Nationwide Mutual Insurance Company from April 1991 to December 1992; and President and Chief Executive Officer of Nationwide

Mutual Insurance Company from April 1991 to December 1992; and President and Chief Executive Officer of Nationwide Mutual Insurance Company from December 1992 to April 1996. Mr. McFerson has been with Nationwide for 20 years.

JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 33 years.

LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community Collegy in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, ad the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

JAMES E. BROCK has been Senior Vice President - Corporate Development since July 1997. Previously, he was Senior Vice President - Company Operations from December 1996 to July 1997 and was also Senior Vice President - Life Company Operations from April 1996 to July 1997. Mr. Brock was Senior Vice President - Investment Products Operations from November 1990 to April 1996. Prior to that time, Mr. Brock held several positions within Nationwide. Mr. Brock has been with Nationwide for 30 years.

CHARLES A. BRYAN has been a Senior Vice President - Chief Actuary - Property and Casualty since 1998. Prior to joining Nationwide, Mr. Bryan was president, Chief Operating Officer of Direct Response Corporation from 1996 to 1998. Prior to that time, Mr. Bryan was a partner with Ernst & Young.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 2 years.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.

DAVID A. DIAMOND has been Senior Vice President - Corporate Controller since August 1999. He was Vice President-Controller from August 1996 to August 1999. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 11 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.

WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan Club. He is a member of the American Berry Cooperative.

PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 31 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.

DAVID K. HOLLINGSWORTH has been Senior Vice President - Multi Channel and Sponsor Relations since August 1999. Previously, he was Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, has held numerous positions within the Nationwide group of companies. Mr. Hollingsworth has been with Nationwide for 25 years.

DAVID R. JAHN has been Senior Vice President - Commercial Insurance since March 1998. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time, Mr. Jahn has held numerous positions within the Nationwide group of companies. Mr. Jahn has been with Nationwide for 28 years.

DONNA A. JAMES has been Senior Vice President - Chief Human Resources Officer since May 1999. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President - Assistant to the CEO for Nationwide. Previously Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 18 years.

RICHARD D. HEADLEY has been Executive Vice President - Chief Information Technology Officer since May 1999. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation. Mr. Headly has been with Nationwide for 2 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 35 years.

GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From January 1978 to December 1985, he was City Attorney for the City of Columbus (Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business Association, director of Cooperative Business International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.

YVONNE L. MONTGOMERY has been a Director of Nationwide since April, 1998. Ms. Montgomery is senior vice president/general manager - Public Sector Worldwide/Document Solutions Group for Xerox Corporation. A resident of Washington, DC, Ms. Montgomery is in charge of providing an integrated, industry-focused portfolio of document solutions and services to the public sector worldwide. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president-field operations and executive assistant to the chairman and CEO.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 24 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.

MARK D. PHELAN has been Senior Vice President - Technology Services since 1998. His previous management experience includes five years (1977-1982) with the data processing division's sales group at IBM Corporation. From 1982 through 1990, Mr. Phelan served as director of AT&T's Consumer Communications Services Group and he was subsequently promoted to sales vice president for the Eastern Region of the Business Communications Services Division. In 1992, he became executive vice president-sales and marketing for the Electronic Commerce Division of Checkfree Corporation, a position he held for five years. From 1997 until 1998, he was in private consulting.

DOUGLAS C. ROBINETTE has been Senior Vice President - Claims and Financial Services since 1999. Previously, he was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Previously, Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with the Nationwide group for 13 years.

ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.

ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.

NANCY C. THOMAS has been a Director of Nationwide since 1986. Mrs. Thomas is a board member of Farm Credit Services' 4th District and serves on the advisory board of Walsh University in North Canton, OH. She is a past president and former director of the Ohio Agricultural Marketing Association and served on the boards of the Ohio Farm Bureau Federation and Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark, and as the Midwest regional representative on the American Farm Bureau women's committee.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.

RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 23 years.

SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 25 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 35 years.

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


VAN KAMPEN LIFE INVESTMENT TRUST

The Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares of the Trust are offered in separate Portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Portfolio's investment adviser.

ASSET ALLOCATION PORTFOLIO (FORMERLY, MULTIPLE STRATEGY FUND)

The investment objective of this Portfolio is to seek a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity, intermediate and long-term debt and money market securities. Total investment return consists of current income, including dividends, interest, and discount accruals, and capital appreciation. The Advisor may vary the composition of the Portfolio from time to time based upon an evaluation of economic and market trends and the anticipated relative total return available from a particular type of security.

DOMESTIC INCOME PORTFOLIO (FORMERLY, DOMESTIC STRATEGIC INCOME FUND)

The investment objective of this Portfolio is to seek current income as its primary objective. Capital appreciation is a secondary objective. The Portfolio attempts to achieve these objectives through investment primarily in a diversified portfolio of fixed-income securities. The Portfolio may invest in investment grade securities and lower rated and nonrated securities. Lower rated securities are regarded by the rating agencies as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

EMERGING GROWTH PORTFOLIO

The investment objective of this Portfolio is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by the Advisor to be emerging growth companies. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in common stocks of small and medium sized companies (less than $2 billion of market capitalization), both domestic and foreign. The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. Additionally, the Portfolio may invest up to 15% of the value of its assets in restricted securities (i.e., securities which may not be sold without registration under the Securities Act of 1933) and in other securities not having readily available market quotations.

ENTERPRISE PORTFOLIO (FORMERLY, COMMON STOCK FUND)

The investment objective of this Portfolio is to seek capital appreciation by investing securities believed by the Advisor to have above average appreciation. Any income received on such securities is incidental to the objective of capital appreciation.

GLOBAL EQUITY PORTFOLIO

The investment objective of this Portfolio is to seek long term capital growth through investments in an internationally diversified portfolio of equity securities of companies of any nation including the United States. The Portfolio intends to be invested in equity securities of companies of at least three countries including the United States. Under normal market conditions, at least 65% of the Portfolio's total assets are so invested. Equity securities include common stocks, preferred stocks and warrants or options to acquire such securities.

GOVERNMENT PORTFOLIO

The investment objective of this Portfolio is to provide investors with a high current return consistent with preservation of capital. The Portfolio invests primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In order to hedge against changes in interest rates, the Portfolio may also purchase or sell options and engage in transactions involving interest rate futures contracts and options on such contracts.

MONEY MARKET PORTFOLIO

The investment objective of this Portfolio is to seek a high level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO (FORMERLY, REAL ESTATE SECURITIES FUND)

The investment objective of this Portfolio is to seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Portfolio will achieve its investment objective.

APPENDIX B: ILLUSTRATIONS OF WHEN ADDITIONAL PREMIUM PAYMENTS ARE PERMITTED

Example 1: A male non-tobacco, age 35, purchases a policy with an initial premium of $25,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a specified amount of $179,733. In the 12th and subsequent policy years, annual premiums of $2,177 may be paid without violating the premium limitations prescribed by the IRS to qualify the policy as a life insurance contract. Additional premiums which increase the specified amount may be made at any time, subject to the $1,000 minimum. Nationwide reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the policy in force.

Example 2: A male non-tobacco, age 55, purchases a policy with an initial premium of $100,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a specified amount of $306,283. In the 11th and subsequent policy years, annual premiums of $9,591 may be paid without violating the premium limitations prescribed by the IRS to qualify the policy as a life insurance contract. Additional premiums which increase the specified amount may be made at any time, subject to the $1,000 minimum. Nationwide reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the policy in force.

APPENDIX C: ILLUSTRATIONS OF CASH VALUES CASH SURRENDER VALUES AND DEATH
BENEFITS


The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks, recovering premium taxes and providing for administrative expenses. On a current basis, these charges are equivalent to an annual effective rate of 1.30% in the first 10 policy years and 1.00% thereafter. On a guaranteed basis, these charges are equivalent to an annual maximum effective rate of 1.60% in the first 10 policy years and 1.30% thereafter. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.80%. Some underlying mutual fund expenses are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 0.61%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Taking account of the current charges for mortality and expense risks, recovering premium taxes and providing for administrative and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.1%, 3.9%, and 9.9% respectively, in policy years 1 through ten, and -1.8%, 4.2%, and 10.2% thereafter. Taking account of guaranteed charges, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.4%, 3.6%, and 9.6% respectively, in policy years 1 through 10, and -2.1%, 3.9% and 9.9% thereafter.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard (including non-tobacco). Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated. Death Benefit Option 1 has been assumed in all the illustrations. In addition, the illustrations reflect the fact that Nationwide deducts an Annual Administrative Charge at the beginning of each policy year after the first. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed Insured's age, sex, smoking classification, rating classification and premium payment requested.

                $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                    NEW YORK
                                 CURRENT VALUES

                        0% HYPOTHETICAL                 6% HYPOTHETICAL                   12% HYPOTHETICAL
                       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
               PREMIUMS
              PAID PLUS                   CASH                               CASH                                 CASH
    POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH       SURR      DEATH
      YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE      VALUE    BENEFIT
         1       10,500       9,657      8,807       43,190     10,242      9,392       43,190       10,826      9,976     43,190
         2       11,025       9,246      8,396       43,190     10,415      9,565       43,190       11,654     10,804     43,190
         3       11,576       8,830      8,030       43,190     10,585      9,785       43,190       12,555     11,755     43,190
         4       12,155       8,408      7,608       43,190     10,750      9,950       43,190       13,536     12,736     43,190
         5       12,763       7,978      7,228       43,190     10,908     10,158       43,190       14,605     13,855     43,190
         6       13,401       7,539      6,839       43,190     11,059     10,359       43,190       15,771     15,071     43,190
         7       14,071       7,088      6,488       43,190     11,199     10,599       43,190       17,043     16,443     43,190
         8       14,775       6,622      6,122       43,190     11,325     10,825       43,190       18,430     17,930     43,190
         9       15,513       6,136      5,736       43,190     11,435     11,035       43,190       19,946     19,546     43,190
        10       16,289       5,629      5,629       43,190     11,525     11,525       43,190       21,603     21,603     43,190
        11       17,103       5,112      5,112       43,190     11,627     11,627       43,190       23,488     23,488     43,190
        12       17,959       4,571      4,571       43,190     11,710     11,710       43,190       25,566     25,566     43,190
        13       18,856       4,004      4,004       43,190     11,772     11,772       43,190       27,862     27,862     43,190
        14       19,799       3,408      3,408       43,190     11,811     11,811       43,190       30,403     30,403     43,190
        15       20,789       2,780      2,780       43,190     11,822     11,822       43,190       33,219     33,219     44,513
        16       21,829       2,114      2,114       43,190     11,801     11,801       43,190       36,323     36,323     47,220
        17       22,920       1,407      1,407       43,190     11,745     11,745       43,190       39,724     39,724     50,846
        18       24,066         651        651       43,190     11,646     11,646       43,190       43,448     43,448     54,745
        19       25,270         (*)        (*)          (*)     11,497     11,497       43,190       47,528     47,528     58,935
        20       26,533         (*)        (*)          (*)     11,292     11,292       43,190       52,000     52,000     63,440
        21       27,860         (*)        (*)          (*)     11,023     11,023       43,190       56,902     56,902     68,283
        22       29,253         (*)        (*)          (*)     10,659     10,659       43,190       62,259     62,259     74,088
        23       30,715         (*)        (*)          (*)     10,186     10,186       43,190       68,110     68,110     80,370
        24       32,251         (*)        (*)          (*)      9,583      9,583       43,190       74,502     74,502     87,167
        25       33,864         (*)        (*)          (*)      8,829      8,829       43,190       81,482     81,482     94,520
        26       35,557         (*)        (*)          (*)      7,891      7,891       43,190       89,104     89,104    102,469
        27       37,335         (*)        (*)          (*)      6,728      6,728       43,190       97,461     97,461    110,130
        28       39,201         (*)        (*)          (*)      5,286      5,286       43,190      106,635    106,635    118,365
        29       41,161         (*)        (*)          (*)      3,501      3,501       43,190      116,725    116,725    127,230
        30       43,219         (*)        (*)          (*)      1,296      1,296       43,190      127,847    127,847    136,797

  Assumptions:

  (1) no policy loans and no partial withdrawals have been made.

  (2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

  (3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

  (*) unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                    NEW YORK
                                GUARANTEED VALUES

                        0% HYPOTHETICAL                 6% HYPOTHETICAL                   12% HYPOTHETICAL
                       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
               PREMIUMS
              PAID PLUS                  CASH                               CASH                                 CASH
    POLICY     INTEREST       CASH       SURR        DEATH       CASH       SURR        DEATH         CASH       SURR      DEATH
      YEAR        AT 5%      VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE      VALUE    BENEFIT
        1       10,500       9,616      8,766       43,190     10,199      9,349       43,190       10,781      9,931     43,190
        2       11,025       9,110      8,260       43,190     10,268      9,418       43,190       11,495     10,645     43,190
        3       11,576       8,600      7,800       43,190     10,327      9,527       43,190       12,267     11,467     43,190
        4       12,155       8,084      7,284       43,190     10,374      9,574       43,190       13,101     12,301     43,190
        5       12,763       7,561      6,811       43,190     10,407      9,657       43,190       14,004     13,254     43,190
        6       13,401       7,029      6,329       43,190     10,424      9,724       43,190       14,981     14,281     43,190
        7       14,071       6,483      5,883       43,190     10,420      9,820       43,190       16,039     15,439     43,190
        8       14,775       5,920      5,420       43,190     10,393      9,893       43,190       17,185     16,685     43,190
        9       15,513       5,336      4,936       43,190     10,337      9,937       43,190       18,426     18,026     43,190
       10       16,289       4,726      4,726       43,190     10,248     10,248       43,190       19,772     19,772     43,190
       11       17,103       4,098      4,098       43,190     10,151     10,151       43,190       21,298     21,298     43,190
       12       17,959       3,434      3,434       43,190     10,013     10,013       43,190       22,965     22,965     43,190
       13       18,856       2,729      2,729       43,190      9,827      9,827       43,190       24,791     24,791     43,190
       14       19,799       1,976      1,976       43,190      9,587      9,587       43,190       26,796     26,796     43,190
       15       20,789       1,168      1,168       43,190      9,283      9,283       43,190       29,002     29,002     43,190
       16       21,829         294        294       43,190      8,905      8,905       43,190       31,438     31,438     43,190
       17       22,920         (*)        (*)          (*)      8,441      8,441       43,190       34,137     34,137     43,695
       18       24,066         (*)        (*)          (*)      7,874      7,874       43,190       37,104     37,104     46,751
       19       25,270         (*)        (*)          (*)      7,185      7,185       43,190       40,336     40,336     50,016
       20       26,533         (*)        (*)          (*)      6,352      6,352       43,190       43,856     43,856     53,504
       21       27,860         (*)        (*)          (*)      5,352      5,352       43,190       47,691     47,691     57,229
       22       29,253         (*)        (*)          (*)      4,156      4,156       43,190       51,858     51,858     61,711
       23       30,715         (*)        (*)          (*)      2,735      2,735       43,190       56,383     56,383     66,532
       24       32,251         (*)        (*)          (*)      1,045      1,045       43,190       61,298     61,298     71,719
       25       33,864         (*)        (*)          (*)        (*)        (*)          (*)       66,636     66,636     77,298
       26       35,557         (*)        (*)          (*)        (*)        (*)          (*)       72,430     72,430     83,295
       27       37,335         (*)        (*)          (*)        (*)        (*)          (*)       78,761     78,761     89,000
       28       39,201         (*)        (*)          (*)        (*)        (*)          (*)       85,690     85,690     95,116
       29       41,161         (*)        (*)          (*)        (*)        (*)          (*)       93,292     93,292    101,689
       30       43,219         (*)        (*)          (*)        (*)        (*)          (*)      101,661    101,661    108,778

  Assumptions:

  (1) no policy loans and no partial withdrawals have been made.

  (2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

  (3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

  (*) unless additional premium is paid, the policy will not stay in force.

  The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                  NON-NEW YORK
                                 CURRENT VALUES

                        0% HYPOTHETICAL                 6% HYPOTHETICAL                   12% HYPOTHETICAL
                       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
               PREMIUMS
              PAID PLUS                  CASH                               CASH                                 CASH
    POLICY     INTEREST       CASH       SURR        DEATH       CASH       SURR        DEATH         CASH       SURR      DEATH
      YEAR        AT 5%      VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE      VALUE    BENEFIT
        1       10,500       9,672      8,822       41,661     10,256      9,406       41,661       10,841      9,991     41,661
        2       11,025       9,252      8,402       41,661     10,421      9,571       41,661       11,660     10,810     41,661
        3       11,576       8,829      8,029       41,661     10,583      9,783       41,661       12,552     11,752     41,661
        4       12,155       8,402      7,602       41,661     10,741      9,941       41,661       13,524     12,724     41,661
        5       12,763       7,970      7,220       41,661     10,895     10,145       41,661       14,586     13,836     41,661
        6       13,401       7,532      6,832       41,661     11,043     10,343       41,661       15,745     15,045     41,661
        7       14,071       7,084      6,484       41,661     11,184     10,584       41,661       17,012     16,412     41,661
        8       14,775       6,625      6,125       41,661     11,314     10,814       41,661       18,396     17,896     41,661
        9       15,513       6,152      5,752       41,661     11,431     11,031       41,661       19,909     19,509     41,661
       10       16,289       5,661      5,661       41,661     11,532     11,532       41,661       21,566     21,566     41,661
       11       17,103       5,165      5,165       41,661     11,651     11,651       41,661       23,453     23,453     41,661
       12       17,959       4,649      4,649       41,661     11,754     11,754       41,661       25,533     25,533     41,661
       13       18,856       4,112      4,112       41,661     11,841     11,841       41,661       27,832     27,832     41,661
       14       19,799       3,549      3,549       41,661     11,909     11,909       41,661       30,376     30,376     41,918
       15       20,789       2,958      2,958       41,661     11,954     11,954       41,661       33,184     33,184     44,467
       16       21,829       2,335      2,335       41,661     11,973     11,973       41,661       36,272     36,272     47,153
       17       22,920       1,675      1,675       41,661     11,962     11,962       41,661       39,654     39,654     50,757
       18       24,066         971        971       41,661     11,915     11,915       41,661       43,359     43,359     54,633
       19       25,270         218        218       41,661     11,826     11,826       41,661       47,420     47,420     58,800
       20       26,533         (*)        (*)          (*)     11,690     11,690       41,661       51,870     51,870     63,282
       21       27,860         (*)        (*)          (*)     11,499     11,499       41,661       56,751     56,751     68,101
       22       29,253         (*)        (*)          (*)     11,229     11,229       41,661       62,085     62,085     73,881
       23       30,715         (*)        (*)          (*)     10,866     10,866       41,661       67,916     67,916     80,141
       24       32,251         (*)        (*)          (*)     10,396     10,396       41,661       74,288     74,288     86,917
       25       33,864         (*)        (*)          (*)      9,799      9,799       41,661       81,250     81,250     94,250
       26       35,557         (*)        (*)          (*)      9,048      9,048       41,661       88,856     88,856    102,184
       27       37,335         (*)        (*)          (*)      8,111      8,111       41,661       97,197     97,197    109,832
       28       39,201         (*)        (*)          (*)      6,943      6,943       41,661      106,355    106,355    118,054
       29       41,161         (*)        (*)          (*)      5,491      5,491       41,661      116,427    116,427    126,905
       30       43,219         (*)        (*)          (*)      3,694      3,694       41,661      127,528    127,528    136,455

  Assumptions:

  (1) no policy loans and no partial withdrawals have been made.

  (2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

  (3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

  (*) unless additional premium is paid, the policy will not stay in force.

  The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                  NON-NEW YORK
                                GUARANTEED VALUES

                        0% HYPOTHETICAL                 6% HYPOTHETICAL                   12% HYPOTHETICAL
                       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
               PREMIUMS
              PAID PLUS                  CASH                               CASH                                 CASH
    POLICY     INTEREST       CASH       SURR        DEATH       CASH       SURR        DEATH         CASH       SURR      DEATH
      YEAR        AT 5%      VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE      VALUE    BENEFIT
        1       10,500       9,623      8,773       41,661     10,206      9,356       41,661       10,788      9,938     41,661
        2       11,025       9,109      8,259       41,661     10,267      9,417       41,661       11,494     10,644     41,661
        3       11,576       8,592      7,792       41,661     10,319      9,519       41,661       12,258     11,458     41,661
        4       12,155       8,071      7,271       41,661     10,359      9,559       41,661       13,084     12,284     41,661
        5       12,763       7,543      6,793       41,661     10,385      9,635       41,661       13,979     13,229     41,661
        6       13,401       7,006      6,306       41,661     10,396      9,696       41,661       14,948     14,248     41,661
        7       14,071       6,457      5,857       41,661     10,387      9,787       41,661       15,997     15,397     41,661
        8       14,775       5,892      5,392       41,661     10,355      9,855       41,661       17,135     16,635     41,661
        9       15,513       5,306      4,906       41,661     10,295      9,895       41,661       18,369     17,969     41,661
       10       16,289       4,697      4,697       41,661     10,204     10,204       41,661       19,708     19,708     41,661
       11       17,103       4,071      4,071       41,661     10,107     10,107       41,661       21,228     21,228     41,661
       12       17,959       3,410      3,410       41,661      9,968      9,968       41,661       22,889     22,889     41,661
       13       18,856       2,710      2,710       41,661      9,785      9,785       41,661       24,711     24,711     41,661
       14       19,799       1,964      1,964       41,661      9,549      9,549       41,661       26,714     26,714     41,661
       15       20,789       1,165      1,165       41,661      9,252      9,252       41,661       28,920     28,920     41,661
       16       21,829         303        303       41,661      8,884      8,884       41,661       31,358     31,358     41,661
       17       22,920         (*)        (*)          (*)      8,434      8,434       41,661       34,053     34,053     43,588
       18       24,066         (*)        (*)          (*)      7,884      7,884       41,661       36,997     36,997     46,617
       19       25,270         (*)        (*)          (*)      7,217      7,217       41,661       40,203     40,203     49,852
       20       26,533         (*)        (*)          (*)      6,412      6,412       41,661       43,694     43,694     53,307
       21       27,860         (*)        (*)          (*)      5,446      5,446       41,661       47,499     47,499     56,999
       22       29,253         (*)        (*)          (*)      4,293      4,293       41,661       51,632     51,632     61,442
       23       30,715         (*)        (*)          (*)      2,922      2,922       41,661       56,121     56,121     66,223
       24       32,251         (*)        (*)          (*)      1,295      1,295       41,661       60,996     60,996     71,366
       25       33,864         (*)        (*)          (*)        (*)        (*)          (*)       66,291     66,291     76,897
       26       35,557         (*)        (*)          (*)        (*)        (*)          (*)       72,038     72,038     82,843
       27       37,335         (*)        (*)          (*)        (*)        (*)          (*)       78,317     78,317     88,498
       28       39,201         (*)        (*)          (*)        (*)        (*)          (*)       85,190     85,190     94,561
       29       41,161         (*)        (*)          (*)        (*)        (*)          (*)       92,731     92,731    101,076
       30       43,219         (*)        (*)          (*)        (*)        (*)          (*)      101,032    101,032    108,104

  Assumptions:

  (1) no policy loans and no partial withdrawals have been made.

  (2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

  (3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

  (*) unless additional premium is paid, the policy will not stay in force.

  The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                 CURRENT VALUES

                        0% HYPOTHETICAL                 6% HYPOTHETICAL                   12% HYPOTHETICAL
                       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
               PREMIUMS
              PAID PLUS                  CASH                               CASH                                 CASH
    POLICY     INTEREST       CASH       SURR        DEATH       CASH       SURR        DEATH         CASH       SURR      DEATH
      YEAR        AT 5%      VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE      VALUE    BENEFIT
        1       26,250      24,174     22,049      114,856     25,636     23,511      114,856       27,097       24,972   114,856
        2       27,563      23,291     21,166      114,856     26,223     24,098      114,856       29,328       27,203   114,856
        3       28,941      22,397     20,397      114,856     26,810     24,810      114,856       31,759       29,759   114,856
        4       30,388      21,492     19,492      114,856     27,396     25,396      114,856       34,411       32,411   114,856
        5       31,907      20,572     18,697      114,856     27,978     26,103      114,856       37,306       35,431   114,856
        6       33,502      19,633     17,883      114,856     28,553     26,803      114,856       40,467       38,717   114,856
        7       35,178      18,669     17,169      114,856     29,116     27,616      114,856       43,920       42,420   114,856
        8       36,936      17,675     16,425      114,856     29,663     28,413      114,856       47,693       46,443   114,856
        9       38,783      16,643     15,643      114,856     30,186     29,186      114,856       51,817       50,817   114,856
       10       40,722      15,567     15,567      114,856     30,681     30,681      114,856       56,332       56,332   114,856
       11       42,758      14,484     14,484      114,856     31,235     31,235      114,856       61,462       61,462   114,856
       12       44,896      13,349     13,349      114,856     31,762     31,762      114,856       67,116       67,116   114,856
       13       47,141      12,159     12,159      114,856     32,260     32,260      114,856       73,356       73,356   114,856
       14       49,498      10,907     10,907      114,856     32,724     32,724      114,856       80,254       80,254   114,856
       15       51,973       9,584      9,584      114,856     33,146     33,146      114,856       87,888       87,888   117,770
       16       54,572       8,182      8,182      114,856     33,518     33,518      114,856       96,305       96,305   125,196
       17       57,300       6,689      6,689      114,856     33,833     33,833      114,856      105,530      105,530   135,078
       18       60,165       5,089      5,089      114,856     34,076     34,076      114,856      115,640      115,640   145,707
       19       63,174       3,368      3,368      114,856     34,235     34,235      114,856      126,722      126,722   157,136
       20       66,332       1,510      1,510      114,856     34,297     34,297      114,856      138,873      138,873   169,425
       21       69,649         (*)        (*)          (*)     34,250     34,250      114,856      152,200      152,200   182,641
       22       73,132         (*)        (*)          (*)     34,034     34,034      114,856      166,778      166,778   198,465
       23       76,788         (*)        (*)          (*)     33,625     33,625      114,856      182,720      182,720   215,609
       24       80,627         (*)        (*)          (*)     32,991     32,991      114,856      200,153      200,153   234,179
       25       84,659         (*)        (*)          (*)     32,091     32,091      114,856      219,214      219,214   254,289
       26       88,892         (*)        (*)          (*)     30,868     30,868      114,856      240,050      240,050   276,058
       27       93,336         (*)        (*)          (*)     29,254     29,254      114,856      262,908      262,908   297,086
       28       98,003         (*)        (*)          (*)     27,158     27,158      114,856      288,008      288,008   319,689
       29      102,903         (*)        (*)          (*)     24,470     24,470      114,856      315,612      315,612   344,017
       30      108,049         (*)        (*)          (*)     21,069     21,069      114,856      346,029      346,029   370,251

  Assumptions:

  (1) no policy loans and no partial withdrawals have been made.

  (2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

  (3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

  (*) unless additional premium is paid, the policy will not stay in force.

  The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                GUARANTEED VALUES

                        0% HYPOTHETICAL                 6% HYPOTHETICAL                   12% HYPOTHETICAL
                       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
             PREMIUMS
            PAID PLUS                 CASH                                 CASH                                 CASH
    POLICY   INTEREST      CASH       SURR          DEATH       CASH       SURR        DEATH         CASH       SURR      DEATH
      YEAR      AT 5%     VALUE      VALUE        BENEFIT      VALUE      VALUE      BENEFIT        VALUE      VALUE    BENEFIT
       1      26,250      24,010     21,885       114,856     25,465     23,340      114,856       26,920     24,795    114,856
       2      27,563      22,932     20,807       114,856     25,837     23,712      114,856       28,914     26,789    114,856
       3      28,941      21,839     19,839       114,856     26,189     24,189      114,856       31,070     29,070    114,856
       4      30,388      20,726     18,726       114,856     26,515     24,515      114,856       33,402     31,402    114,856
       5      31,907      19,589     17,714       114,856     26,813     24,938      114,856       35,927     34,052    114,856
       6      33,502      18,421     16,671       114,856     27,075     25,325      114,856       38,663     36,913    114,856
       7      35,178      17,214     15,714       114,856     27,293     25,793      114,856       41,626     40,126    114,856
       8      36,936      15,959     14,709       114,856     27,457     26,207      114,856       44,836     43,586    114,856
       9      38,783      14,642     13,642       114,856     27,555     26,555      114,856       48,317     47,317    114,856
      10      40,722      13,254     13,254       114,856     27,577     27,577      114,856       52,095     52,095    114,856
      11      42,758      11,820     11,820       114,856     27,592     27,592      114,856       56,370     56,370    114,856
      12      44,896      10,287     10,287       114,856     27,510     27,510      114,856       61,045     61,045    114,856
      13      47,141       8,645      8,645       114,856     27,318     27,318      114,856       66,169     66,169    114,856
      14      49,498       6,877      6,877       114,856     26,999     26,999      114,856       71,799     71,799    114,856
      15      51,973       4,962      4,962       114,856     26,531     26,531      114,856       78,001     78,001    114,856
      16      54,572       2,876      2,876       114,856     25,887     25,887      114,856       84,854     84,854    114,856
      17      57,300         592        592       114,856     25,041     25,041      114,856       92,441     92,441    118,325
      18      60,165         (*)        (*)           (*)     23,949     23,949      114,856      100,752    100,752    126,948
      19      63,174         (*)        (*)           (*)     22,565     22,565      114,856      109,801    109,801    136,153
      20      66,332         (*)        (*)           (*)     20,838     20,838      114,856      119,657    119,657    145,981
      21      69,649         (*)        (*)           (*)     18,711     18,711      114,856      130,397    130,397    156,477
      22      73,132         (*)        (*)           (*)     16,118     16,118      114,856      142,065    142,065    169,057
      23      76,788         (*)        (*)           (*)     12,984     12,984      114,856      154,740    154,740    182,593
      24      80,627         (*)        (*)           (*)      9,213      9,213      114,856      168,506    168,506    197,152
      25      84,659         (*)        (*)           (*)      4,678      4,678      114,856      183,456    183,456    212,810
      26      88,892         (*)        (*)           (*)        (*)        (*)          (*)      199,687    199,687    229,640
      27      93,336         (*)        (*)           (*)        (*)        (*)          (*)      217,419    217,419    245,684
      28      98,003         (*)        (*)           (*)        (*)        (*)          (*)      236,825    236,825    262,876
      29     102,903         (*)        (*)           (*)        (*)        (*)          (*)      258,116    258,116    281,347
      30     108,049         (*)        (*)           (*)        (*)        (*)          (*)      281,551    281,551    301,260

  Assumptions:

  (1) no policy loans and no partial withdrawals have been made.

  (2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

  (3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

  (*) unless additional premium is paid, the policy will not stay in force.

  The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                                 CURRENT VALUES

                       0% HYPOTHETICAL                 6% HYPOTHETICAL                         12% HYPOTHETICAL
                      GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN                 GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                  CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH        SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT
        1      105,000      96,836     88,336      306,283    102,691     94,191      306,283      108,548      100,048     306,283
        2      110,250      93,571     85,071      306,283    105,349     96,849      306,283      117,822      109,322     306,283
        3      115,763      90,250     82,250      306,283    108,023    100,023      306,283      127,957      119,957     306,283
        4      121,551      86,860     78,860      306,283    110,707    102,707      306,283      139,044      131,044     306,283
        5      127,628      83,384     75,884      306,283    113,391    105,891      306,283      151,185      143,685     306,283
        6      134,010      79,805     72,805      306,283    116,067    109,067      306,283      164,497      157,497     306,283
        7      140,710      76,105     70,105      306,283    118,726    112,726      306,283      179,113      173,113     306,283
        8      147,746      72,256     67,256      306,283    121,349    116,349      306,283      195,180      190,180     306,283
        9      155,133      68,229     64,229      306,283    123,922    119,922      306,283      212,872      208,872     306,283
       10      162,889      63,997     63,997      306,283    126,430    126,430      306,283      232,394      232,394     306,283
       11      171,034      59,715     59,715      306,283    129,248    129,248      306,283      254,742      254,742     306,283
       12      179,586      55,153     55,153      306,283    131,999    131,999      306,283      279,440      279,440     332,534
       13      188,565      50,283     50,283      306,283    134,674    134,674      306,283      306,515      306,515     361,688
       14      197,993      45,069     45,069      306,283    137,258    137,258      306,283      336,192      336,192     393,344
       15      207,893      39,461     39,461      306,283    139,732    139,732      306,283      368,719      368,719     427,714
       16      218,287      33,394     33,394      306,283    142,065    142,065      306,283      404,368      404,368     465,023
       17      229,202      26,782     26,782      306,283    144,217    144,217      306,283      443,535      443,535     501,195
       18      240,662      19,519     19,519      306,283    146,139    146,139      306,283      486,596      486,596     540,121
       19      252,695      11,491     11,491      306,283    147,781    147,781      306,283      533,980      533,980     582,038
       20      265,330       2,589      2,589      306,283    149,098    149,098      306,283      586,184      586,184     627,217
       21      278,596         (*)        (*)          (*)    150,051    150,051      306,283      643,783      643,783     675,972
       22      292,526         (*)        (*)          (*)    150,385    150,385      306,283      706,896      706,896     742,241
       23      307,152         (*)        (*)          (*)    150,001    150,001      306,283      776,024      776,024     814,825
       24      322,510         (*)        (*)          (*)    148,772    148,772      306,283      851,706      851,706     894,291
       25      338,635         (*)        (*)          (*)    146,527    146,527      306,283      934,517      934,517     981,243
       26      355,567         (*)        (*)          (*)    143,025    143,025      306,283    1,025,070    1,025,070   1,076,324
       27      373,346         (*)        (*)          (*)    137,948    137,948      306,283    1,124,009    1,124,009   1,180,210
       28      392,013         (*)        (*)          (*)    130,863    130,863      306,283    1,232,009    1,232,009   1,293,610
       29      411,614         (*)        (*)          (*)    121,216    121,216      306,283    1,349,781    1,349,781   1,417,270
       30      432,194         (*)        (*)          (*)    108,302    108,302      306,283    1,478,079    1,478,079   1,551,983

  Assumptions:

  (1) no policy loans and no partial withdrawals have been made.

  (2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

  (3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

  (*) unless additional premium is paid, the policy will not stay in force.

  The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                                GUARANTEED VALUES

                       0% HYPOTHETICAL                 6% HYPOTHETICAL                         12% HYPOTHETICAL
                      GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN                 GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                  CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH        SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT
        1      105,000      95,948     87,448      306,283    101,775     93,275      306,283      107,604       99,104     306,283
        2      110,250      91,708     83,208      306,283    103,374     94,874      306,283      115,732      107,232     306,283
        3      115,763      87,336     79,336      306,283    104,857     96,857      306,283      124,525      116,525     306,283
        4      121,551      82,805     74,805      306,283    106,202     98,202      306,283      134,051      126,051     306,283
        5      127,628      78,081     70,581      306,283    107,381     99,881      306,283      144,385      136,885     306,283
        6      134,010      73,125     66,125      306,283    108,360    101,360      306,283      155,616      148,616     306,283
        7      140,710      67,894     61,894      306,283    109,104    103,104      306,283      167,850      161,850     306,283
        8      147,746      62,323     57,323      306,283    109,560    104,560      306,283      181,201      176,201     306,283
        9      155,133      56,345     52,345      306,283    109,670    105,670      306,283      195,814      191,814     306,283
       10      162,889      49,889     49,889      306,283    109,374    109,374      306,283      211,865      211,865     306,283
       11      171,034      43,014     43,014      306,283    108,940    108,940      306,283      230,263      230,263     306,283
       12      179,586      35,483     35,483      306,283    107,985    107,985      306,283      250,728      250,728     306,283
       13      188,565      27,207     27,207      306,283    106,434    106,434      306,283      273,495      273,495     322,725
       14      197,993      18,072     18,072      306,283    104,191    104,191      306,283      298,360      298,360     349,082
       15      207,893       7,926      7,926      306,283    101,127    101,127      306,283      325,428      325,428     377,496
       16      218,287         (*)        (*)          (*)     97,072     97,072      306,283      354,887      354,887     408,120
       17      229,202         (*)        (*)          (*)     91,803     91,803      306,283      387,101      387,101     437,424
       18      240,662         (*)        (*)          (*)     85,031     85,031      306,283      422,374      422,374     468,835
       19      252,695         (*)        (*)          (*)     76,405     76,405      306,283      461,068      461,068     502,564
       20      265,330         (*)        (*)          (*)     65,518     65,518      306,283      503,621      503,621     538,875
       21      278,596         (*)        (*)          (*)     51,895     51,895      306,283      550,563      550,563     578,091
       22      292,526         (*)        (*)          (*)     34,952     34,952      306,283      601,683      601,683     631,768
       23      307,152         (*)        (*)          (*)     13,965     13,965      306,283      657,322      657,322     690,188
       24      322,510         (*)        (*)          (*)        (*)        (*)          (*)      717,842      717,842     753,734
       25      338,635         (*)        (*)          (*)        (*)        (*)          (*)      783,619      783,619     822,800
       26      355,567         (*)        (*)          (*)        (*)        (*)          (*)      855,039      855,039     897,791
       27      373,346         (*)        (*)          (*)        (*)        (*)          (*)      932,494      932,494     979,119
       28      392,013         (*)        (*)          (*)        (*)        (*)          (*)    1,016,372    1,016,372   1,067,191
       29      411,614         (*)        (*)          (*)        (*)        (*)          (*)    1,107,070    1,107,070   1,162,424
       30      432,194         (*)        (*)          (*)        (*)        (*)          (*)    1,204,998    1,204,998   1,265,248

  Assumptions:

  (1) no policy loans and no partial withdrawals have been made.

  (2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

  (3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

  (*) unless additional premium is paid, the policy will not stay in force.

  The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65
                                 CURRENT VALUES

                       0% HYPOTHETICAL                 6% HYPOTHETICAL                         12% HYPOTHETICAL
                      GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN                 GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                  CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH        SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT
        1      105,000      96,508     88,008      211,021    102,374     93,874      211,021      108,241       99,741      211,021
        2      110,250      92,854     84,354      211,021    104,682     96,182      211,021      117,213      108,713      211,021
        3      115,763      89,070     81,070      211,021    106,972     98,972      211,021      127,070      119,070      211,021
        4      121,551      85,137     77,137      211,021    109,240    101,240      211,021      137,933      129,933      211,021
        5      127,628      81,027     73,527      211,021    111,476    103,976      211,021      149,940      142,440      211,021
        6      134,010      76,704     69,704      211,021    113,668    106,668      211,021      163,251      156,251      211,021
        7      140,710      72,123     66,123      211,021    115,796    109,796      211,021      178,060      172,060      211,021
        8      147,746      67,225     62,225      211,021    117,840    112,840      211,021      194,591      189,591      215,996
        9      155,133      61,951     57,951      211,021    119,777    115,777      211,021      212,875      208,875      232,034
       10      162,889      56,238     56,238      211,021    121,591    121,591      211,021      232,962      232,962      249,269
       11      171,034      50,190     50,190      211,021    123,647    123,647      211,021      255,820      255,820      268,611
       12      179,586      43,354     43,354      211,021    125,474    125,474      211,021      280,866      280,866      294,909
       13      188,565      35,600     35,600      211,021    127,041    127,041      211,021      308,299      308,299      323,714
       14      197,993      26,767     26,767      211,021    128,308    128,308      211,021      338,333      338,333      355,249
       15      207,893      16,637     16,637      211,021    129,219    129,219      211,021      371,196      371,196      389,756
       16      218,287       4,918      4,918      211,021    129,691    129,691      211,021      407,131      407,131      427,488
       17      229,202         (*)        (*)          (*)    129,613    129,613      211,021      446,394      446,394      468,714
       18      240,662         (*)        (*)          (*)    128,837    128,837      211,021      489,252      489,252      513,715
       19      252,695         (*)        (*)          (*)    127,175    127,175      211,021      535,989      535,989      562,788
       20      265,330         (*)        (*)          (*)    124,397    124,397      211,021      586,902      586,902      616,247
       21      278,596         (*)        (*)          (*)    120,215    120,215      211,021      642,311      642,311      674,426
       22      292,526         (*)        (*)          (*)    114,104    114,104      211,021      702,504      702,504      737,629
       23      307,152         (*)        (*)          (*)    105,486    105,486      211,021      767,818      767,818      806,209
       24      322,510         (*)        (*)          (*)     93,550     93,550      211,021      838,603      838,603      880,533
       25      338,635         (*)        (*)          (*)     77,123     77,123      211,021      915,212      915,212      960,973
       26      355,567         (*)        (*)          (*)     54,481     54,481      211,021      997,997      997,997    1,047,897
       27      373,346         (*)        (*)          (*)     23,024     23,024      211,021    1,089,398    1,089,398    1,132,973
       28      392,013         (*)        (*)          (*)        (*)        (*)          (*)    1,190,757    1,190,757    1,226,479
       29      411,614         (*)        (*)          (*)        (*)        (*)          (*)    1,303,713    1,303,713    1,329,788
       30      432,194         (*)        (*)          (*)        (*)        (*)          (*)    1,430,336    1,430,336    1,444,639

  Assumptions:

  (1) no policy loans and no partial withdrawals have been made.

  (2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

  (3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

  (*) unless additional premium is paid, the policy will not stay in force.

  The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65
                                GUARANTEED VALUES

                       0% HYPOTHETICAL                 6% HYPOTHETICAL                         12% HYPOTHETICAL
                      GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN                 GROSS INVESTMENT RETURN
              PREMIUMS
             PAID PLUS                   CASH                               CASH                                  CASH
   POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH        SURR        DEATH
     YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE     BENEFIT
        1      105,000      95,130     86,630      211,021    100,970     92,470      211,021      106,812       98,312      211,021
        2      110,250      89,907     81,407      211,021    101,644     93,144      211,021      114,088      105,588      211,021
        3      115,763      84,356     76,356      211,021    102,066     94,066      211,021      121,987      113,987      211,021
        4      121,551      78,419     70,419      211,021    102,196     94,196      211,021      130,609      122,609      211,021
        5      127,628      72,016     64,516      211,021    101,980     94,480      211,021      140,072      132,572      211,021
        6      134,010      65,041     58,041      211,021    101,345     94,345      211,021      150,520      143,520      211,021
        7      140,710      57,359     51,359      211,021    100,195     94,195      211,021      162,134      156,134      211,021
        8      147,746      48,791     43,791      211,021     98,404     93,404      211,021      175,149      170,149      211,021
        9      155,133      39,127     35,127      211,021     95,825     91,825      211,021      189,879      185,879      211,021
       10      162,889      28,128     28,128      211,021     92,288     92,288      211,021      206,608      206,608      221,071
       11      171,034      15,598     15,598      211,021     87,881     87,881      211,021      225,818      225,818      237,109
       12      179,586       1,122      1,122      211,021     82,107     82,107      211,021      246,737      246,737      259,074
       13      188,565         (*)        (*)          (*)     74,678     74,678      211,021      269,505      269,505      282,980
       14      197,993         (*)        (*)          (*)     65,220     65,220      211,021      294,270      294,270      308,983
       15      207,893         (*)        (*)          (*)     53,215     53,215      211,021      321,186      321,186      337,245
       16      218,287         (*)        (*)          (*)     37,932     37,932      211,021      350,411      350,411      367,931
       17      229,202         (*)        (*)          (*)     18,350     18,350      211,021      382,105      382,105      401,210
       18      240,662         (*)        (*)          (*)        (*)        (*)          (*)      416,427      416,427      437,249
       19      252,695         (*)        (*)          (*)        (*)        (*)          (*)      453,540      453,540      476,217
       20      265,330         (*)        (*)          (*)        (*)        (*)          (*)      493,610      493,610      518,290
       21      278,596         (*)        (*)          (*)        (*)        (*)          (*)      536,814      536,814      563,655
       22      292,526         (*)        (*)          (*)        (*)        (*)          (*)      583,336      583,336      612,502
       23      307,152         (*)        (*)          (*)        (*)        (*)          (*)      633,366      633,366      665,035
       24      322,510         (*)        (*)          (*)        (*)        (*)          (*)      687,104      687,104      721,459
       25      338,635         (*)        (*)          (*)        (*)        (*)          (*)      744,737      744,737      781,974
       26      355,567         (*)        (*)          (*)        (*)        (*)          (*)      806,444      806,444      846,766
       27      373,346         (*)        (*)          (*)        (*)        (*)          (*)      874,778      874,778      909,769
       28      392,013         (*)        (*)          (*)        (*)        (*)          (*)      950,870      950,870      979,396
       29      411,614         (*)        (*)          (*)        (*)        (*)          (*)    1,036,099    1,036,099    1,056,821
       30      432,194         (*)        (*)          (*)        (*)        (*)          (*)    1,132,229    1,132,229    1,143,552

  Assumptions:

  (1) no policy loans and no partial withdrawals have been made.

  (2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.

  (3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

  (*) unless additional premium is paid, the policy will not stay in force.

  The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by nationwide life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999



ASSETS:

   Investments in Van Kampen Life Investment Trust, at market value:

      Asset Allocation Fund
         2,191,816 shares (cost $25,175,578) ......................  $ 26,630,569

      Domestic Income Fund
         161,246 shares (cost $1,337,889) .........................     1,296,420

      Emerging Growth Fund
         150,833 shares (cost $4,265,371) .........................     6,972,993

      Enterprise Fund
         1,649,183 shares (cost $27,518,734) ......................    43,060,176

      Global Equity Fund
         106,894 shares (cost $1,446,648) .........................     1,810,791

      Government Fund
         4,526,628 shares (cost $40,250,236) ......................    39,924,859

      Money Market Fund
         6,714,710 shares (cost $6,714,710) .......................     6,714,710

      Morgan Stanley Real Estate Securities Portfolio
         28,034 shares (cost $399,505) ............................       346,782
                                                                     ------------
            Total investments .....................................   126,757,300

   Accounts receivable ............................................       137,112
                                                                     ------------
            Total assets ..........................................   126,894,412

ACCOUNTS PAYABLE ..................................................         -
                                                                     ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ..................................  $126,894,412
                                                                     ============



                                                                                                                   ANNUAL
Contract owners' equity represented by:                        UNITS              UNIT VALUE                       RETURN*
                                                             --------             ----------                      ---------
   Single Premium contracts issued prior
   to April 16, 1990 (policy years 1 through 10):
      Emerging Growth Fund ...............................        61              $ 44.315060  $       2,703           102%
      Government Fund ....................................       181                21.448313          3,882           (4)%

   Single Premium contracts issued prior to
   April 16, 1990 (policy years 11 and thereafter):
      Asset Allocation Fund ..............................   739,841                35.463700     26,237,499             4%
      Domestic Income Fund ...............................    59,529                21.081008      1,254,931           (2)%
      Emerging Growth Fund ...............................   154,492                45.052150      6,960,197           102%
      Enterprise Fund ....................................   759,568                56.478127     42,898,978            25%
      Global Equity Fund .................................    84,026                21.480044      1,804,882            29%
      Government Fund .................................... 1,829,463                21.806759     39,894,659           (4)%
      Money Market Fund ..................................   358,251                18.606015      6,665,623             4%
      Morgan Stanley Real Estate
         Securities Portfolio ............................    22,446                15.386733        345,371           (4)%

   Single Premium contracts issued
   on or after April 16, 1990:
      Asset Allocation Fund ..............................     8,868                29.663447        263,055             4%
      Domestic Income Fund ...............................     2,038                20.286172         41,343           (3)%
      Emerging Growth Fund ...............................       223                43.623938          9,728           102%
      Enterprise Fund ....................................     2,231                51.757655        115,471            24%
      Global Equity Fund .................................       278                20.798972          5,782            28%
      Government Fund ....................................     1,452                16.037897         23,287           (5)%
      Money Market Fund ..................................     3,607                13.394302         48,313             3%
      Morgan Stanley Real Estate
         Securities Portfolio ............................        92                14.898574          1,371           (5)%

   Multiple Payment and
   Flexible Premium contracts:
      Asset Allocation Fund ..............................     4,721                27.127166        128,067             4%
      Enterprise Fund ....................................     4,201                45.053542        189,270            25%
                                                          ==========             ============  -------------
                                                                                               $ 126,894,412
                                                                                               =============


* The annual return does not include contract charges satisfied by surrendering units.


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                     TOTAL                           ASSET ALLOCATION FUND
                                                 ----------------------------------------------  -------------------------------
                                                      1999            1998            1997             1999            1998
                                                 --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $    3,642,989         897,565       4,695,756         935,397          28,407
  Mortality and expense charges (note 3) ......        (605,987)       (629,010)       (719,195)       (135,844)       (142,872)
                                                 --------------  --------------  --------------  --------------   -------------
    Net investment activity....................       3,037,002         268,555       3,976,561         799,553        (114,465)
                                                 --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold .......      23,486,753      28,593,475      31,042,460       4,191,225       3,626,797
  Cost of mutual fund shares sold .............     (20,473,513)    (25,877,789)    (28,311,120)     (4,139,582)     (3,417,335)
                                                 --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments .......       3,013,240       2,715,686       2,731,340          51,643         209,462
  Change in unrealized gain (loss)
    on investments.............................         497,947      12,059,082       3,917,689      (2,538,143)      2,953,327
                                                 --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments ............       3,511,187      14,774,768       6,649,029      (2,486,500)      3,162,789
                                                 --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....................       5,493,564       1,152,786       7,592,712       2,818,636         767,858
                                                 --------------  --------------  --------------  --------------   -------------
    Net change in contract owners'
       equity resulting from operations .......      12,041,753      16,196,109      18,218,302       1,131,689       3,816,182
                                                 --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners............................          79,010         100,670          20,253          10,703          16,920
  Transfers between funds......................               -               -               -        (277,168)       (295,985)
  Surrenders...................................      (7,988,610)     (8,181,440)    (15,789,351)     (1,923,278)     (1,209,391)
  Death benefits (note 4)......................      (2,258,865)     (2,362,574)     (2,575,326)       (218,348)       (300,509)
  Policy loans (net of repayments) (note 5) ...       1,291,031         844,295       2,317,220        (355,822)         37,023
  Deductions for surrender charges
    (note 2d)..................................         (10,061)         (1,495)         (6,591)         (2,422)           (221)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........................      (1,126,113)       (984,029)     (1,430,627)       (189,256)       (141,477)
                                                 --------------  --------------  --------------  --------------   -------------
      Net equity transactions..................     (10,013,608)    (10,584,573)    (17,464,422)     (2,955,591)     (1,893,640)
                                                 --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       2,028,145       5,611,536         753,880      (1,823,902)      1,922,542
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................................     124,866,267     119,254,731     118,500,851      28,452,523      26,529,981
                                                 --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........  $  126,894,412     124,866,267     119,254,731      26,628,621      28,452,523
                                                 ==============  ==============  ==============  ==============   =============

                                                      ASSET
                                                   ALLOCATION
                                                      FUND                  DOMESTIC INCOME FUND
                                                 --------------  ----------------------------------------------
                                                      1997            1999            1998            1997
                                                 --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $    1,019,770         104,790           5,786         161,393
  Mortality and expense charges (note 3) ......        (163,786)         (7,808)        (11,965)        (14,107)
                                                 --------------  --------------  --------------  --------------
    Net investment activity....................         855,984          96,982          (6,179)        147,286
                                                 --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold .......       3,844,540         543,800         679,224       1,322,378
  Cost of mutual fund shares sold .............      (3,541,593)       (536,110)       (669,892)     (1,253,657)
                                                 --------------  --------------  --------------  --------------
    Realized gain (loss) on investments .......         302,947           7,690           9,332          68,721
  Change in unrealized gain (loss)
    on investments.............................       1,002,579        (148,856)        120,718           6,090
                                                 --------------  --------------  --------------  --------------
    Net gain (loss) on investments ............       1,305,526        (141,166)        130,050          74,811
                                                 --------------  --------------  --------------  --------------
  Reinvested capital gains.....................       2,657,199               -               -               -
                                                 --------------  --------------  --------------  --------------
    Net change in contract owners'
       equity resulting from operations .......       4,818,709         (44,184)        123,871         222,097
                                                 --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners............ ...............           9,408              35             192               -
  Transfers between funds...... ...............         (21,271)        (84,044)        186,196         (27,385)
  Surrenders................... ...............      (2,261,349)       (225,604)       (438,920)       (883,951)
  Death benefits (note 4)...... ...............        (238,628)       (124,349)              -        (103,618)
  Policy loans (net of repayments) (note 5) ...         (21,513)         (8,370)            908         127,843
  Deductions for surrender charges
    (note 2d).................. ...............            (972)           (284)            (80)           (364)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).......... ...............        (209,159)        (34,455)        (23,714)        (32,804)
                                                 --------------  --------------  --------------  --------------
      Net equity transactions.. ...............      (2,743,484)       (477,071)       (275,418)       (920,279)
                                                 --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       2,075,225        (521,255)       (151,547)       (698,182)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD.................... ...............      24,454,756       1,817,529       1,969,076       2,667,258
                                                 --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........  $   26,529,981       1,296,274       1,817,529       1,969,076
                                                 ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997


                                                              EMERGING GROWTH FUND                      ENTERPRISE FUND
                                                ----------------------------------------------  -------------------------------
                                                      1999            1998            1997             1999            1998
                                                --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................  $            -             870               -         112,795          30,666
  Mortality and expense charges (note 3) .....         (18,439)        (12,082)        (11,006)       (187,593)       (177,854)
                                                --------------  --------------  --------------  --------------   -------------
    Net investment activity...................         (18,439)        (11,212)        (11,006)        (74,798)       (147,188)
                                                --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold ......       3,555,112       3,294,533       2,545,651       4,465,163       6,594,364
  Cost of mutual fund shares sold ............      (2,458,567)     (2,978,369)     (2,360,427)     (2,771,060)     (4,852,264)
                                                --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments ......       1,096,545         316,164         185,224       1,694,103       1,742,100
  Change in unrealized gain (loss)
    on investments............................       2,140,406         447,416          98,252       4,488,118       5,583,645
                                                --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments ...........       3,236,951         763,580         283,476       6,182,221       7,325,745
                                                --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains....................               -               -               -       2,657,133         376,105
                                                --------------  --------------  --------------  --------------   -------------
      Net change in contract owners'
         equity resulting from operations ....       3,218,512         752,368         272,470       8,764,556       7,554,662
                                                --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners...........................             117          13,566               -          59,346          42,210
  Transfers between funds.....................       1,095,938         411,356         363,039         (85,385)       (471,779)
  Surrenders..................................         (29,316)        (38,594)        (97,105)     (2,021,593)     (2,526,694)
  Death benefits (note 4).....................         (20,214)        (78,748)        (68,157)       (328,352)       (691,661)
  Policy loans (net of repayments) (note 5) ..        (295,503)        (49,579)        (38,507)       (305,536)        155,121
  Deductions for surrender charges
    (note 2d).................................             (37)             (7)            (42)         (2,546)           (462)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).........................         (33,083)        (18,375)        (21,822)       (275,356)       (226,356)
                                                --------------  --------------  --------------  --------------   -------------
      Net equity transactions.................         717,902         239,619         137,406      (2,959,422)     (3,719,621)
                                                --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       3,936,414         991,987         409,876       5,805,134       3,835,041
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD...................................       3,036,214       2,044,227       1,634,351      37,398,585      33,563,544
                                                --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ........  $    6,972,628       3,036,214       2,044,227      43,203,719      37,398,585
                                                ==============  ==============  ==============  ==============   =============


                                               ENTERPRISE FUND               GLOBAL EQUITY FUND
                                                --------------  ----------------------------------------------
                                                      1997            1999            1998            1997
                                                --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................  $      156,354           3,293          13,847           9,630
  Mortality and expense charges (note 3) .....        (189,128)         (6,178)         (5,996)         (5,726)
                                                --------------  --------------  --------------  --------------
    Net investment activity...................         (32,774)         (2,885)          7,851           3,904
                                                --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold ......       6,775,251         421,804         607,261         740,054
  Cost of mutual fund shares sold ............      (4,652,996)       (400,661)       (594,475)       (619,704)
                                                --------------  --------------  --------------  --------------
    Realized gain (loss) on investments ......       2,122,255          21,143          12,786         120,350
  Change in unrealized gain (loss)
    on investments............................       1,561,213         308,547         203,001        (191,773)
                                                --------------  --------------  --------------  --------------
    Net gain (loss) on investments ...........       3,683,468         329,690         215,787         (71,423)
                                                --------------  --------------  --------------  --------------
  Reinvested capital gains....................       4,664,918          17,795               -         213,420
                                                --------------  --------------  --------------  --------------
      Net change in contract owners'
         equity resulting from operations ....       8,315,612         344,600         223,638         145,901
                                                --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners...........................          10,432           4,864           3,500               -
  Transfers between funds.....................         449,001         327,061         135,066         354,759
  Surrenders..................................      (3,085,585)              -        (270,112)       (170,802)
  Death benefits (note 4).....................        (840,448)        (31,633)        (45,481)        (54,190)
  Policy loans (net of repayments) (note 5) ..        (411,649)        (50,837)        (19,615)        (49,035)
  Deductions for surrender charges
    (note 2d).................................          (1,310)              -             (49)            (71)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).........................        (397,149)        (13,865)        (12,593)        (16,552)
                                                --------------  --------------  --------------  --------------
      Net equity transactions.................      (4,276,708)        235,590        (209,284)         64,109
                                                --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       4,038,904         580,190          14,354         210,010
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD...................................      29,524,640       1,230,474       1,216,120       1,006,110
                                                --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ........  $   33,563,544       1,810,664       1,230,474       1,216,120
                                                ==============  ==============  ==============  ==============


                                                                                                    (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997



                                                             GOVERNMENT FUND                          MONEY MARKET FUND
                                              ----------------------------------------------  -------------------------------
                                                    1999            1998            1997             1999            1998
                                              --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................  $    2,097,895         462,730       2,932,295         363,868         354,362
  Mortality and expense charges (note 3) ...        (208,262)       (238,350)       (281,579)        (40,003)        (37,684)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity.................       1,889,633         224,380       2,650,716         323,865         316,678
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold ....       4,009,993       6,495,585       8,542,298       6,199,614       6,735,285
  Cost of mutual fund shares sold ..........      (3,850,500)     (6,048,314)     (8,651,252)     (6,199,614)     (6,735,285)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments ....         159,493         447,271        (108,954)              -               -
  Change in unrealized gain (loss)
    on investments..........................      (3,730,011)      2,807,612       1,444,456               -               -
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments .........      (3,570,518)      3,254,883       1,335,502               -               -
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains..................               -               -               -               -               -
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract owners'
        equity resulting from operations ...      (1,680,885)      3,479,263       3,986,218         323,865         316,678
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners............                        2,587           4,858             341           1,358          19,417
  Transfers between funds......                     (817,042)     (1,210,358)     (1,240,286)       (150,507)      1,442,677
  Surrenders...................                   (2,570,772)     (2,842,711)     (7,702,772)     (1,218,047)       (830,932)
  Death benefits (note 4)......                     (862,741)     (1,246,175)       (862,940)       (673,228)              -
  Policy loans (net of repayments) (note 5)        1,421,104         788,677       2,807,538         886,814         (80,573)
  Deductions for surrender charges
    (note 2d)..................                       (3,238)           (520)         (3,174)         (1,534)           (152)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                     (437,216)       (423,865)       (551,486)       (137,745)       (133,134)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                   (3,267,318)     (4,930,094)     (7,552,779)     (1,292,889)        417,303
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             (4,948,203)     (1,450,831)     (3,566,561)       (969,024)        733,981
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                   44,870,031      46,320,862      49,887,423       7,682,960       6,948,979
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   39,921,828      44,870,031      46,320,862       6,713,936       7,682,960
                                              ==============  ==============  ==============  ==============   =============

                                                    MONEY
                                                    MARKET             MONEY MARKET MORGAN STANLEY
                                                    FUND             REAL ESTATE SECURITIES PORTFOLIO
                                              --------------  ----------------------------------------------
                                                    1997            1999            1998            1997
                                              --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................  $      399,015          24,951             897          17,299
  Mortality and expense charges (note 3) ...         (51,809)         (1,860)         (2,207)         (2,054)
                                              --------------  --------------  --------------  --------------
    Net investment activity.................         347,206          23,091          (1,310)         15,245
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold ....       7,096,782         100,042         560,426         175,506
  Cost of mutual fund shares sold ..........      (7,096,782)       (117,419)       (581,855)       (134,709)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on investments ....               -         (17,377)        (21,429)         40,797
  Change in unrealized gain (loss)
    on investments..........................               -         (22,114)        (56,637)         (3,128)
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments .........               -         (39,491)        (78,066)         37,669
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains..................               -               -           8,823          57,175
                                              --------------  --------------  --------------  --------------
      Net change in contract owners'
        equity resulting from operations ...         347,206         (16,400)        (70,553)        110,089
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners............                           72               -               7               -
  Transfers between funds......                     (260,875)         (8,853)       (197,173)        383,018
  Surrenders...................                   (1,580,839)              -         (24,086)         (6,948)
  Death benefits (note 4)......                     (407,345)              -               -               -
  Policy loans (net of repayments) (note 5)          (83,572)           (819)         12,333         (13,885)
  Deductions for surrender charges
    (note 2d)..................                         (655)              -              (4)             (3)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                     (194,010)         (5,137)         (4,515)         (7,645)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                   (2,527,224)        (14,809)       (213,438)        354,537
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             (2,180,018)        (31,209)       (283,991)        464,626
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    9,128,997         377,951         661,942         197,316
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $    6,948,979         346,742         377,951         661,942
                                              ==============  ==============  ==============  ==============




See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1999, 1998 AND 1997



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers modified single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:

         Funds of the Van Kampen Life Investment Trust (Van Kampen LIT) (formerly Van Kampen American Capital Life Investment Trust);
            Van Kampen LIT - Asset Allocation Fund
            Van Kampen LIT - Domestic Income Fund
            Van Kampen LIT - Emerging Growth Fund
            Van Kampen LIT - Enterprise Fund
            Van Kampen LIT - Global Equity Fund
            Van Kampen LIT - Government Fund
            Van Kampen LIT - Money Market Fund
            Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio

         At December 31, 1999, contract owners have invested in all of the above funds.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. For multiple and flexible premium contracts, the Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

         Contracts issued prior to April 16, 1990:
            Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

         Contracts issued on or after April 16, 1990:
            Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
            Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria; for contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1999:


                                                                  ASSET         DOMESTIC          EMERGING
                                                             ALLOCATION           INCOME            GROWTH       ENTERPRISE
                                                TOTAL              FUND             FUND              FUND             FUND
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          108                 -                -                44                -
     Single Premium contracts issued
       on or after April 16, 1990....           6,983             3,613              568               134            1,586
     Multiple Payment and Flexible
       Premium contracts.............           2,271               917                -                 -            1,354
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......         596,625           131,314            7,240            18,261          184,653
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      605,987           135,844            7,808            18,439          187,593
                                         ============      ============     ============      ============     ============


                                                                                                                (Continued)

                                               GLOBAL                              MONEY       REAL ESTATE
                                               EQUITY        GOVERNMENT           MARKET        SECURITIES
                                                 FUND              FUND             FUND         PORTFOLIO
                                         ------------      ------------     ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                64                -                 -
     Single Premium contracts issued
       on or after April 16, 1990....              79               320              664                19
     Multiple Payment and Flexible
       Premium contracts.............               -                 -                -                 -
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......           6,099           207,878           39,339             1,841
                                         ------------      ------------     ------------      ------------
         Total.......................  $        6,178           208,262           40,003             1,860
                                         ============      ============     ============      ============


     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1998:

                                                                  ASSET         DOMESTIC          EMERGING
                                                             ALLOCATION           INCOME            GROWTH       ENTERPRISE
                                                TOTAL              FUND             FUND              FUND             FUND
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       58,812            46,484                8               545            3,926
     Single Premium contracts issued
       on or after April 16, 1990....           9,184             3,414            2,251               103            2,102
     Multiple Payment and Flexible
       Premium contracts.............           1,950               862                -                 -            1,088
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......         559,064            92,112            9,706            11,434          170,738
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      629,010           142,872           11,965            12,082          177,854
                                         ============      ============     ============      ============     ============


                                               GLOBAL                              MONEY       REAL ESTATE
                                               EQUITY        GOVERNMENT           MARKET        SECURITIES
                                                 FUND              FUND             FUND         PORTFOLIO
                                         ------------      ------------     ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -             7,640              209                 -
     Single Premium contracts issued
       on or after April 16, 1990....              99               313              884                18
     Multiple Payment and Flexible
       Premium contracts.............               -                 -                -                 -
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......           5,897           230,397           36,591             2,189
                                         ------------      ------------     ------------      ------------
         Total.......................  $        5,996           238,350           37,684             2,207
                                         ============      ============     ============      ============

     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1997:

                                                                  ASSET         DOMESTIC          EMERGING
                                                             ALLOCATION           INCOME            GROWTH       ENTERPRISE
                                                TOTAL              FUND             FUND              FUND             FUND
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $      245,990            56,021            4,825             3,765           64,688
     Single Premium contracts issued
       on or after April 16, 1990....           4,007               912               79                61            1,054
     Multiple Payment and Flexible
       Premium contracts.............           1,712               390               33                26              451
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......         467,486           106,463            9,170             7,154          122,935
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      719,195           163,786           14,107            11,006          189,128
                                         ============      ============     ============      ============     ============

                                               GLOBAL                              MONEY       REAL ESTATE
                                               EQUITY        GOVERNMENT           MARKET        SECURITIES
                                                 FUND              FUND             FUND         PORTFOLIO
                                         ------------      ------------     ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,958            96,310           17,720               703
     Single Premium contracts issued
       on or after April 16, 1990....              32             1,569              289                11
     Multiple Payment and Flexible
       Premium contracts.............              14               670              123                 5
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......           3,722           183,030           33,677             1,335
                                         ------------      ------------     ------------      ------------
         Total.......................  $        5,726           281,579           51,809             2,054
                                         ============      ============     ============      ============


(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to Form S-6 Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 96 pages.

Representations and Undertakings.

Independent Auditors' Consent.

Signatures.

The following exhibits required by Forms N-8B-2 and S-6:


1.     Power of Attorney dated July 26, 2000               Attached hereto.

2.     Resolution of the Depositor's Board of Directors    Included with the Registration Statement on Form N-8B-2 for
       authorizing the establishment of the Registrant,    the Nationwide VLI Separate Account, and hereby
       adopted.                                            incorporated herein by reference.

3.     Distribution Contracts                              Included with Post-Effective Amendment No. 19 and hereby
                                                           incorporated herein by reference

4.     Form of Security                                    Included with Post-Effective Amendment No. 8 and hereby
                                                           incorporated herein by reference.

5.     Articles of Incorporation of Depositor              Included with the Registration Statement on Form N-8B-2 for the Nationwide VLI Separate Account, and hereby
                                                           incorporated herein by reference.

6.     Application form of Security                        Included with Post-Effective Amendment No. 8 and hereby
                                                           incorporated herein by reference.

7.     Opinion of Counsel                                  Included with Post-Effective Amendment No. 8 and hereby
                                                           incorporated herein by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "1940 Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(I)(13)(i)(A) under the 1940 Act with respect to the policies described in the prospectus. The policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the 1940 Act afforded by Rule 6e-3(T).

(b) Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the SEC on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide VLI Separate Account:



We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.



                                                                        KPMG LLP
Columbus, Ohio
April 28, 2000

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 20 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 20th day of September, 2000.


                                           NATIONWIDE VLI SEPARATE ACCOUNT-4
                                       -----------------------------------------
                                                      (Registrant)

(Seal)                                     NATIONWIDE LIFE INSURANCE COMPANY
                                       -----------------------------------------
Attest:                                               (Depositor)

By:      /s/ GLENN W. SODEN            By:          /s/ STEVEN SAVINI
   -------------------------------        --------------------------------------
             Glenn W. Soden                         Steven Savini, Esq.
           Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 has been signed below by the following persons in the capacities indicated on the 20th day of September, 2000.



               SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

NANCY C. BREIT                                         Director
----------------------------------------
Nancy C. Breit

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------         Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                               Chief Executive Officer Elect
----------------------------------------             and Director
W.G. Jurgensen

DIMON R. MCFERSON                            Chairman and Chief Executive
----------------------------------------         Officer and Director
Dimon R. McFerson

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------               Director
David O. Miller

YVONNE L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------           Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director                         By /s/ STEVEN SAVINI
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                            Steven Savini

ROBERT L. STEWART                                      Director                           Attorney-in-Fact
----------------------------------------
Robert L. Stewart